JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 45.7%
U.S. Treasury Bonds
6.13%, 8/15/2029	1,913,000	2,077,100
5.38%, 2/15/2031	3,169,000	3,422,768
5.00%, 5/15/2037	2,705,000	2,930,698
4.38%, 2/15/2038	1,318,000	1,346,831
4.50%, 5/15/2038	2,031,000	2,096,373
4.25%, 5/15/2039	3,410,000	3,390,286
4.50%, 8/15/2039	1,259,000	1,280,246
4.38%, 11/15/2039	1,111,000	1,112,389
4.63%, 2/15/2040	2,382,000	2,443,783
4.38%, 5/15/2040	846,000	843,885
2.38%, 2/15/2042	4,403,000	3,304,314
3.13%, 2/15/2042	1,436,000	1,204,221
3.00%, 5/15/2042	756,000	620,274
3.38%, 8/15/2042	4,864,000	4,192,160
3.13%, 2/15/2043	436,000	359,700
3.88%, 2/15/2043	6,043,000	5,548,229
2.88%, 5/15/2043	326,000	258,151
3.88%, 5/15/2043	5,028,000	4,606,119
3.63%, 8/15/2043	744,000	655,534
4.38%, 8/15/2043	4,598,000	4,484,487
3.75%, 11/15/2043	817,000	730,832
4.75%, 11/15/2043	4,502,000	4,594,150
4.50%, 2/15/2044	4,422,000	4,370,871
4.63%, 5/15/2044	4,341,000	4,353,887
4.13%, 8/15/2044	4,985,000	4,675,774
4.63%, 11/15/2044	4,354,000	4,358,762
4.75%, 2/15/2045	4,321,000	4,392,567
5.00%, 5/15/2045	524,000	549,791
4.88%, 8/15/2045	4,835,000	4,989,871
3.00%, 2/15/2049	1,787,000	1,352,536
2.38%, 11/15/2049	5,903,000	3,905,203
1.88%, 2/15/2051	7,035,000	4,067,109
2.38%, 5/15/2051	3,983,000	2,593,306
2.00%, 8/15/2051	5,199,000	3,082,845
2.25%, 2/15/2052	5,374,000	3,371,345
2.88%, 5/15/2052	4,402,000	3,175,630
3.00%, 8/15/2052	3,797,000	2,807,407
3.63%, 2/15/2053	7,192,000	6,005,320
3.63%, 5/15/2053	8,394,000	7,001,121
4.13%, 8/15/2053	6,317,000	5,765,250
4.75%, 11/15/2053	1,785,000	1,803,129
4.25%, 2/15/2054	5,704,000	5,317,197
4.63%, 5/15/2054	1,456,000	1,444,852
4.25%, 8/15/2054	490,000	456,695
4.50%, 11/15/2054	4,289,000	4,169,712
4.63%, 2/15/2055	125,000	124,062
4.75%, 5/15/2055	1,562,000	1,582,257
4.75%, 8/15/2055	198,000	200,661

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
1.25%, 11/30/2026	6,343,000	6,194,831
1.25%, 12/31/2026	4,166,000	4,061,525
1.75%, 12/31/2026	4,330,000	4,243,907
4.25%, 12/31/2026	24,000	24,155
1.50%, 1/31/2027	4,082,000	3,984,096
4.13%, 1/31/2027	5,168,000	5,198,079
2.25%, 2/15/2027	4,606,000	4,533,312
4.13%, 2/15/2027	6,434,000	6,473,961
1.13%, 2/28/2027	4,518,000	4,383,166
4.13%, 2/28/2027	258,000	259,633
4.50%, 4/15/2027	1,922,000	1,945,499
0.50%, 4/30/2027	4,989,000	4,779,891
2.38%, 5/15/2027	1,048,000	1,030,561
4.50%, 5/15/2027	4,798,000	4,861,723
0.50%, 5/31/2027	4,263,000	4,074,662
3.88%, 5/31/2027	723,000	726,333
0.50%, 6/30/2027	393,000	374,808
4.38%, 7/15/2027	346,000	350,514
2.75%, 7/31/2027	4,182,000	4,128,745
3.88%, 7/31/2027	606,000	609,243
2.25%, 8/15/2027	3,011,000	2,947,369
3.75%, 8/15/2027	1,552,000	1,557,517
0.50%, 8/31/2027	5,101,000	4,841,168
3.13%, 8/31/2027	2,496,000	2,478,742
3.63%, 8/31/2027	2,096,000	2,099,439
3.38%, 9/15/2027	3,701,000	3,691,603
0.38%, 9/30/2027	7,093,000	6,700,946
3.88%, 10/15/2027	5,109,000	5,141,730
0.50%, 10/31/2027	2,455,000	2,319,112
2.25%, 11/15/2027	5,538,000	5,406,689
4.13%, 11/15/2027	5,102,000	5,160,793
3.88%, 11/30/2027	1,794,000	1,806,684
0.63%, 12/31/2027	4,600,000	4,336,578
3.88%, 12/31/2027	1,252,000	1,261,390
0.75%, 1/31/2028	6,590,000	6,216,223
3.50%, 1/31/2028	219,000	219,000
2.75%, 2/15/2028	1,633,000	1,607,357
4.25%, 2/15/2028	1,260,000	1,279,983
1.13%, 2/29/2028	6,589,000	6,254,917
4.00%, 2/29/2028	4,309,000	4,355,793
1.25%, 3/31/2028	3,960,000	3,763,547
1.25%, 4/30/2028	2,311,000	2,192,020
3.50%, 4/30/2028	14,554,000	14,557,411
2.88%, 5/15/2028	4,155,000	4,094,947
1.25%, 5/31/2028	2,519,000	2,384,981
3.63%, 5/31/2028	5,954,000	5,973,537
4.00%, 6/30/2028	1,254,000	1,269,871
3.88%, 7/15/2028	1,200,000	1,211,531

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.00%, 7/31/2028	934,000	875,187
4.13%, 7/31/2028	4,468,000	4,539,558
2.88%, 8/15/2028	4,074,000	4,009,707
1.13%, 8/31/2028	6,076,000	5,701,946
4.38%, 8/31/2028	431,000	440,832
3.38%, 9/15/2028	162,000	161,519
1.25%, 9/30/2028	396,000	372,240
4.63%, 9/30/2028	2,759,000	2,842,848
3.13%, 11/15/2028	1,921,000	1,901,040
4.38%, 11/30/2028	6,006,000	6,154,273
3.75%, 12/31/2028	6,662,000	6,711,445
4.00%, 1/31/2029	5,995,000	6,081,646
2.63%, 2/15/2029	1,368,000	1,331,342
4.25%, 2/28/2029	2,093,000	2,139,765
2.38%, 3/31/2029	531,000	512,000
4.13%, 3/31/2029	5,413,000	5,515,340
2.88%, 4/30/2029	512,000	501,360
4.63%, 4/30/2029	5,528,000	5,722,776
2.75%, 5/31/2029	4,576,000	4,460,170
4.50%, 5/31/2029	5,389,000	5,560,774
3.25%, 6/30/2029	3,009,000	2,980,085
4.25%, 6/30/2029	2,478,000	2,537,627
2.63%, 7/31/2029	4,770,000	4,621,683
4.00%, 7/31/2029	5,531,000	5,617,854
3.63%, 8/31/2029	5,577,000	5,592,685
3.50%, 9/30/2029	5,729,000	5,719,601
3.88%, 9/30/2029	4,866,000	4,922,263
4.13%, 10/31/2029	2,502,000	2,553,799
3.88%, 11/30/2029	4,212,000	4,261,359
4.13%, 11/30/2029	239,000	244,023
3.88%, 12/31/2029	3,966,000	4,013,096
3.50%, 1/31/2030	4,455,000	4,443,862
4.00%, 2/28/2030	4,153,000	4,223,082
3.63%, 3/31/2030	3,907,000	3,914,631
3.50%, 4/30/2030	12,538,000	12,496,860
3.88%, 4/30/2030	800,000	809,812
3.75%, 5/31/2030	3,599,000	3,623,462
3.75%, 6/30/2030	1,259,000	1,267,656
4.00%, 7/31/2030	1,877,000	1,909,701
3.63%, 8/31/2030	627,000	627,784
4.13%, 8/31/2030	3,532,000	3,612,022
4.63%, 9/30/2030	2,469,000	2,579,719
3.63%, 10/31/2030	1,580,000	1,581,728
4.88%, 10/31/2030	3,617,000	3,821,869
4.38%, 11/30/2030	3,044,000	3,148,875
3.75%, 12/31/2030	5,059,000	5,089,038
4.00%, 1/31/2031	2,460,000	2,502,666
4.25%, 2/28/2031	2,192,000	2,256,219
4.13%, 3/31/2031	2,755,000	2,819,355

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.63%, 4/30/2031	5,828,000	6,106,651
4.63%, 5/31/2031	820,000	859,270
4.13%, 7/31/2031	1,197,000	1,224,681
1.25%, 8/15/2031	8,848,000	7,748,221
3.75%, 8/31/2031	6,021,000	6,043,108
3.63%, 9/30/2031	9,392,000	9,362,650
4.13%, 10/31/2031	3,777,000	3,862,573
1.38%, 11/15/2031	7,030,000	6,160,587
4.13%, 11/30/2031	3,486,000	3,564,980
4.50%, 12/31/2031	2,368,000	2,469,195
4.38%, 1/31/2032	852,000	882,619
1.88%, 2/15/2032	3,173,000	2,849,007
4.13%, 3/31/2032	382,000	390,386
4.00%, 4/30/2032	74,000	75,104
2.88%, 5/15/2032	5,324,000	5,059,464
4.13%, 5/31/2032	1,485,000	1,517,252
4.00%, 6/30/2032	1,111,000	1,126,971
4.00%, 7/31/2032	384,000	389,340
2.75%, 8/15/2032	11,334,000	10,652,189
3.88%, 8/31/2032	112,000	112,700
3.88%, 9/30/2032	821,000	825,875
3.75%, 10/31/2032	600,000	598,781
3.50%, 2/15/2033	6,866,000	6,734,044
3.38%, 5/15/2033	8,096,000	7,860,710
3.88%, 8/15/2033	5,858,000	5,870,814
4.50%, 11/15/2033	6,938,000	7,242,622
4.00%, 2/15/2034	5,338,000	5,382,205
4.38%, 5/15/2034	5,675,000	5,870,078
4.25%, 11/15/2034	1,334,000	1,364,432
4.25%, 5/15/2035	102,000	104,152
4.25%, 8/15/2035	11,674,000	11,907,480
Total U.S. Treasury Obligations (Cost $604,475,542)		598,335,537
Mortgage-Backed Securities — 24.0%
FHLMC Gold Pools, 15 Year
Pool # J15449, 4.00%, 5/1/2026	3,115	3,109
Pool # G14781, 3.50%, 3/1/2027	2,074	2,062
Pool # G15201, 4.00%, 5/1/2027	38	38
Pool # J20129, 2.50%, 8/1/2027	13,619	13,455
Pool # G15438, 4.00%, 9/1/2027	149	148
Pool # G15602, 2.50%, 11/1/2027	7,981	7,892
Pool # E09028, 2.00%, 3/1/2028	23,750	23,282
Pool # J23362, 2.00%, 4/1/2028	22,946	22,478
Pool # G18466, 2.00%, 5/1/2028	3,388	3,317
Pool # G18465, 2.50%, 5/1/2028	6,058	5,964
Pool # G15601, 2.50%, 1/1/2029	12,244	12,055
Pool # G14957, 3.50%, 1/1/2029	31,140	30,947
Pool # G16570, 4.00%, 7/1/2029	5	5
Pool # G18540, 2.50%, 2/1/2030	11,461	11,178

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G18556, 2.50%, 6/1/2030	15,905	15,488
Pool # V60840, 3.00%, 6/1/2030	3,731	3,674
Pool # G16019, 3.50%, 12/1/2030	927	925
Pool # G16568, 2.50%, 4/1/2033	1,696	1,633
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	50,154	50,839
Pool # A39210, 5.50%, 10/1/2035	14,185	14,776
Pool # V83754, 5.50%, 1/1/2036	20,287	20,917
Pool # A82255, 5.50%, 9/1/2036	84,166	85,320
Pool # G03381, 5.50%, 9/1/2037	13,628	14,195
Pool # A89760, 4.50%, 12/1/2039	13,345	13,520
Pool # A92197, 5.00%, 5/1/2040	39,371	40,609
Pool # G06856, 6.00%, 5/1/2040	2,710	2,864
Pool # A93359, 4.00%, 8/1/2040	519	519
Pool # Q03516, 4.50%, 9/1/2041	17,086	17,253
Pool # Q04688, 4.00%, 11/1/2041	2,102	2,066
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	26,884	25,177
Pool # C03858, 3.50%, 4/1/2042	76,410	73,397
Pool # G60737, 4.50%, 8/1/2042	1,623	1,646
Pool # Q14694, 3.00%, 1/1/2043	2,197	2,042
Pool # G61723, 3.50%, 1/1/2043	46,878	45,087
Pool # Q17374, 4.00%, 4/1/2043	2,308	2,269
Pool # Z40090, 4.50%, 9/1/2044	19,995	20,064
Pool # G61617, 4.50%, 1/1/2045	13,787	13,976
Pool # G08653, 3.00%, 7/1/2045	35,252	32,403
Pool # Q35223, 4.00%, 8/1/2045	7,586	7,310
Pool # G60238, 3.50%, 10/1/2045	486,106	462,706
Pool # G60506, 3.50%, 4/1/2046	28,414	27,011
Pool # G08710, 3.00%, 6/1/2046	24,129	22,083
Pool # G61235, 4.50%, 9/1/2046	15,842	15,884
Pool # Q45872, 3.00%, 1/1/2047	242,182	221,485
Pool # G08747, 3.00%, 2/1/2047	125,060	114,373
Pool # G61623, 3.00%, 4/1/2047	18,368	16,837
Pool # G60996, 3.50%, 5/1/2047	5,440	5,153
Pool # V83233, 4.00%, 6/1/2047	68,410	66,527
Pool # G08787, 3.00%, 11/1/2047	226,437	206,394
Pool # G61681, 3.00%, 12/1/2047	5,169	4,718
Pool # Q52866, 3.00%, 12/1/2047	16,029	14,756
Pool # G08812, 3.00%, 4/1/2048	7,741	7,044
Pool # G61885, 4.50%, 11/1/2048	20,644	20,579
Pool # Q61487, 4.00%, 2/1/2049	23,880	23,210
FHLMC UMBS, 15 Year
Pool # SB0031, 3.50%, 10/1/2027	148	147
Pool # ZS7140, 2.00%, 1/1/2029	65,113	63,558
Pool # SB0071, 2.50%, 5/1/2030	6,247	6,163
Pool # ZS7331, 3.00%, 12/1/2030	11,224	11,021
Pool # ZK9070, 3.00%, 11/1/2032	344,518	336,584
Pool # SB0256, 4.00%, 11/1/2033	118	117

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SB0077, 3.50%, 10/1/2034	24,713	24,441
Pool # SB0302, 3.00%, 4/1/2035	291,950	283,660
Pool # QN2407, 2.00%, 6/1/2035	75,171	69,905
Pool # SB8090, 2.50%, 2/1/2036	629,480	597,375
Pool # QN6095, 2.00%, 5/1/2036	101,848	94,528
Pool # QN6718, 2.00%, 6/1/2036	220,935	204,759
Pool # SB8131, 1.50%, 12/1/2036	518,453	467,493
Pool # SB8140, 1.50%, 2/1/2037	400,529	360,909
Pool # SB8141, 2.00%, 2/1/2037	1,287,488	1,190,817
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	40,637	39,594
Pool # ZJ9491, 3.50%, 12/1/2032	8,943	8,808
Pool # ZS9164, 3.00%, 9/1/2033	1,802	1,752
Pool # SC0107, 3.50%, 11/1/2034	3,179	3,130
Pool # ZA2463, 3.50%, 6/1/2037	20,600	20,033
Pool # RB5026, 2.50%, 11/1/2039	27,268	25,082
Pool # QK0157, 2.50%, 1/1/2040	13,940	12,694
Pool # RB5032, 2.50%, 2/1/2040	22,313	20,478
Pool # RB5037, 2.50%, 3/1/2040	2,259	2,071
Pool # RB5043, 2.50%, 4/1/2040	31,131	28,534
Pool # RB5048, 2.50%, 5/1/2040	65,525	60,042
Pool # SC0131, 1.50%, 3/1/2041	159,236	134,691
Pool # SC0134, 1.50%, 3/1/2041	163,633	138,125
Pool # RB5145, 2.00%, 2/1/2042	1,259,405	1,102,870
Pool # RB5154, 2.50%, 4/1/2042	754,064	677,150
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	17,874	18,598
Pool # ZJ0449, 4.00%, 9/1/2040	16,078	15,810
Pool # ZL3548, 3.50%, 8/1/2042	49,626	47,399
Pool # ZS3712, 3.50%, 4/1/2043	108,778	103,898
Pool # ZS4077, 3.50%, 1/1/2044	15,682	14,973
Pool # ZS4592, 4.00%, 11/1/2044	104,869	102,081
Pool # ZS4609, 3.00%, 4/1/2045	29,258	26,926
Pool # ZM1268, 3.50%, 6/1/2046	1,302,012	1,219,351
Pool # SD0146, 3.00%, 11/1/2046	96,397	88,161
Pool # ZM2209, 3.50%, 12/1/2046	257,210	243,190
Pool # SD0388, 3.50%, 6/1/2047	338,840	322,504
Pool # ZM4635, 4.00%, 11/1/2047	326,557	316,271
Pool # SD0225, 3.00%, 12/1/2047	433,544	396,140
Pool # ZS4750, 3.00%, 1/1/2048	18,584	16,924
Pool # ZM7669, 3.50%, 8/1/2048	61,451	57,295
Pool # ZN4476, 3.50%, 12/1/2048	205,353	192,955
Pool # ZA6286, 4.00%, 2/1/2049	100,904	97,888
Pool # ZT1776, 3.50%, 3/1/2049	17,329	16,227
Pool # ZN5087, 4.00%, 4/1/2049	77,404	75,024
Pool # ZT1864, 4.00%, 4/1/2049	2,306	2,236
Pool # ZT1951, 3.50%, 5/1/2049	5,600	5,243
Pool # ZT1952, 4.00%, 5/1/2049	37,152	36,007
Pool # QA4907, 3.00%, 6/1/2049	83,461	76,243

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZT2086, 3.50%, 6/1/2049	30,958	28,977
Pool # SD7502, 3.50%, 7/1/2049	89,587	84,082
Pool # SD8001, 3.50%, 7/1/2049	10,898	10,199
Pool # SD2866, 4.00%, 7/1/2049	634,522	617,317
Pool # SD7501, 4.00%, 7/1/2049	55,854	54,374
Pool # QA1997, 3.00%, 8/1/2049	14,334	12,925
Pool # RA1202, 3.50%, 8/1/2049	305,302	286,366
Pool # SD8005, 3.50%, 8/1/2049	39,063	36,551
Pool # SD8006, 4.00%, 8/1/2049	22,278	21,502
Pool # QA4509, 3.00%, 11/1/2049	268,980	242,125
Pool # SD8025, 3.50%, 11/1/2049	116,231	108,745
Pool # RA1878, 3.50%, 12/1/2049	1,687	1,578
Pool # SD8037, 2.50%, 1/1/2050	337,192	289,004
Pool # RA2116, 3.00%, 2/1/2050	435,835	394,598
Pool # SD0303, 2.50%, 4/1/2050	555,165	480,850
Pool # QA9653, 3.50%, 5/1/2050	30,025	28,110
Pool # QB1691, 2.00%, 7/1/2050	679,534	557,399
Pool # SD8089, 2.50%, 7/1/2050	720,928	619,156
Pool # SD8091, 2.50%, 9/1/2050	2,040,230	1,752,003
Pool # RA3727, 2.00%, 10/1/2050	1,536,277	1,272,641
Pool # SD8104, 1.50%, 11/1/2050	1,056,173	820,026
Pool # RA4197, 2.50%, 12/1/2050	434,241	373,245
Pool # QB7172, 2.00%, 1/1/2051	4,645,682	3,793,489
Pool # RA4349, 2.50%, 1/1/2051	280,300	242,086
Pool # QB8583, 1.50%, 2/1/2051	1,038,092	808,564
Pool # SD8145, 1.50%, 5/1/2051	897,431	697,050
Pool # RA5287, 2.00%, 5/1/2051	7,776	6,386
Pool # QC2565, 2.00%, 6/1/2051	1,497,031	1,226,686
Pool # QC3259, 2.00%, 6/1/2051	296,119	241,055
Pool # SD8158, 3.50%, 6/1/2051	218,164	203,100
Pool # QC6057, 2.50%, 8/1/2051	210,346	180,232
Pool # SD8163, 3.50%, 8/1/2051	90,673	84,419
Pool # RA5832, 2.50%, 9/1/2051	591,545	510,582
Pool # SD0688, 2.50%, 10/1/2051	3,626,889	3,138,684
Pool # SD8173, 2.50%, 10/1/2051	932,460	798,674
Pool # QC8788, 3.00%, 10/1/2051	1,463,347	1,302,722
Pool # QD2146, 2.00%, 12/1/2051	1,130,073	929,825
Pool # QD3500, 2.50%, 12/1/2051	1,447,871	1,248,641
Pool # SD1963, 2.00%, 1/1/2052	7,969,960	6,532,443
Pool # SD1064, 3.00%, 1/1/2052	689,506	614,131
Pool # RA6816, 2.00%, 2/1/2052	212,091	172,646
Pool # SD0897, 2.00%, 2/1/2052	799,643	664,076
Pool # SD8193, 2.00%, 2/1/2052	9,347,180	7,652,294
Pool # SD8204, 2.00%, 4/1/2052	1,638,386	1,340,280
Pool # QD9578, 2.50%, 4/1/2052	1,286,501	1,100,703
Pool # SD8205, 2.50%, 4/1/2052	4,566,425	3,905,995
Pool # SD1461, 3.00%, 5/1/2052	814,104	732,266
Pool # SD8214, 3.50%, 5/1/2052	937,103	868,267
Pool # SD1840, 3.00%, 6/1/2052	390,082	350,069

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD8226, 3.50%, 7/1/2052	1,211,028	1,122,069
Pool # SD8256, 4.00%, 10/1/2052	1,886,909	1,806,153
Pool # RA8112, 4.50%, 10/1/2052	1,518,235	1,492,412
Pool # SD8257, 4.50%, 10/1/2052	397,909	391,305
Pool # SD2381, 5.50%, 3/1/2053	3,784,753	3,882,779
Pool # SD2572, 5.50%, 3/1/2053	816,255	838,816
Pool # SD2580, 6.00%, 3/1/2053	668,337	687,125
Pool # RA8736, 6.50%, 3/1/2053	580,679	606,231
Pool # SD8322, 4.50%, 5/1/2053	84,251	82,750
Pool # RA9469, 6.50%, 7/1/2053	308,885	322,195
Pool # SD8373, 6.00%, 11/1/2053	1,427,767	1,464,356
Pool # SD8397, 6.50%, 1/1/2054	1,896,011	1,963,854
Pool # SD4605, 7.00%, 1/1/2054	258,133	270,626
Pool # QI5618, 6.50%, 5/1/2054	587,048	616,293
Pool # SD7572, 6.50%, 5/1/2054	948,120	994,611
Pool # RJ1786, 6.00%, 6/1/2054	753,556	773,449
Pool # SD8439, 6.00%, 6/1/2054	893,749	915,147
Pool # SD8475, 5.50%, 11/1/2054	1,835,889	1,859,822
Pool # SL0226, 6.00%, 2/1/2055	4,444,328	4,613,753
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 12/25/2055 (a)	3,123,000	3,197,481
FNMA UMBS, 15 Year
Pool # AE0939, 3.50%, 2/1/2026	330	329
Pool # FM2968, 4.00%, 5/1/2026	134	133
Pool # AJ9357, 3.50%, 1/1/2027	10,773	10,706
Pool # AL4586, 4.00%, 2/1/2027	1,257	1,253
Pool # AO4400, 2.50%, 7/1/2027	10,168	10,010
Pool # AB6811, 2.50%, 10/1/2027	3,406	3,358
Pool # AQ9442, 2.00%, 12/1/2027	7,700	7,551
Pool # AB8447, 2.50%, 2/1/2028	6,613	6,513
Pool # AR4180, 2.50%, 2/1/2028	2,523	2,484
Pool # AB8787, 2.00%, 3/1/2028	20,900	20,468
Pool # AP6059, 2.00%, 6/1/2028	3,042	2,966
Pool # BM1892, 2.50%, 9/1/2028	5,197	5,128
Pool # FM1105, 2.50%, 6/1/2029	12,199	12,010
Pool # AS3345, 2.00%, 7/1/2029	6,311	6,114
Pool # FM1465, 3.00%, 5/1/2030	32,411	31,992
Pool # 890666, 2.00%, 6/1/2030	10,125	9,852
Pool # AL9418, 3.50%, 8/1/2031	16,507	16,384
Pool # BD5647, 2.00%, 11/1/2031	10,005	9,573
Pool # 890776, 3.50%, 11/1/2031	8,587	8,525
Pool # BM5490, 3.50%, 11/1/2031	5,574	5,536
Pool # AS8708, 2.50%, 2/1/2032	1,825	1,765
Pool # BM4993, 3.50%, 3/1/2032	6,358	6,311
Pool # MA3124, 2.50%, 9/1/2032	20,124	19,458
Pool # FM3099, 3.50%, 9/1/2032	2,338	2,326
Pool # CA0775, 2.50%, 11/1/2032	15,150	14,518
Pool # BH7081, 2.50%, 12/1/2032	20,909	20,107
Pool # BH8720, 3.50%, 12/1/2032	20,823	20,483
Pool # FM1691, 2.50%, 1/1/2033	6,613	6,446

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA9078, 3.00%, 9/1/2033	177,058	173,264
Pool # FM1123, 4.00%, 9/1/2033	1,194	1,196
Pool # FM2153, 4.00%, 11/1/2033	464	462
Pool # BD9105, 4.00%, 1/1/2034	24,217	24,131
Pool # BM5306, 4.00%, 1/1/2034	2,790	2,796
Pool # FM1733, 3.50%, 5/1/2034	345,813	342,115
Pool # BO1822, 3.50%, 7/1/2034	45,524	45,007
Pool # MA3764, 2.50%, 9/1/2034	5,248	5,015
Pool # MA3910, 2.00%, 1/1/2035	17,757	16,568
Pool # FM3569, 3.00%, 1/1/2035	57,315	56,192
Pool # FM7941, 2.50%, 2/1/2035	192,791	186,623
Pool # MA4075, 2.50%, 7/1/2035	269,592	256,514
Pool # CA7497, 2.50%, 10/1/2035	820,529	780,215
Pool # FM5396, 2.00%, 12/1/2035	512,771	478,740
Pool # BR1309, 2.00%, 1/1/2036	364,054	338,048
Pool # FM5537, 2.00%, 1/1/2036	416,449	387,258
Pool # FM5797, 2.00%, 1/1/2036	391,551	364,113
Pool # CB0305, 1.50%, 5/1/2036	616,076	557,079
Pool # FM7843, 1.50%, 6/1/2036	61,027	55,182
Pool # MA4430, 1.00%, 8/1/2036	127,035	111,312
Pool # BT0273, 1.50%, 9/1/2036	305,585	276,211
Pool # MA4418, 2.00%, 9/1/2036	117,318	108,728
Pool # FM9247, 2.00%, 11/1/2036	259,761	240,416
Pool # MA4497, 2.00%, 12/1/2036	3,601,410	3,332,345
Pool # BV7189, 2.00%, 3/1/2037	621,720	575,027
Pool # MA4581, 1.50%, 4/1/2037	686,036	618,588
Pool # MA4582, 2.00%, 4/1/2037	1,272,179	1,175,855
Pool # MA4604, 3.00%, 5/1/2037	619,109	595,665
Pool # FS4059, 1.50%, 8/1/2037	1,849,005	1,667,253
Pool # FS4794, 2.00%, 8/1/2037	66,146	61,138
Pool # FS4756, 2.50%, 8/1/2037	1,470,469	1,396,958
Pool # MA5558, 5.00%, 12/1/2039	955,216	966,253
Pool # MA5772, 5.50%, 7/1/2040	377,055	385,945
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	922	924
Pool # MA0885, 3.50%, 10/1/2031	14,971	14,763
Pool # AB4853, 3.00%, 4/1/2032	16,056	15,665
Pool # MA1058, 3.00%, 5/1/2032	6,979	6,809
Pool # MA1165, 3.00%, 9/1/2032	39,677	38,610
Pool # MA2079, 4.00%, 11/1/2034	8,529	8,487
Pool # MA2138, 3.50%, 1/1/2035	655,292	641,027
Pool # AL7654, 3.00%, 9/1/2035	39,602	37,940
Pool # MA2472, 3.00%, 12/1/2035	8,035	7,710
Pool # FM1133, 4.00%, 6/1/2036	19,035	18,945
Pool # BM3089, 4.00%, 8/1/2037	340,342	337,596
Pool # MA3099, 4.00%, 8/1/2037	1,417	1,409
Pool # BM5330, 2.50%, 12/1/2037	26,811	25,167
Pool # FM3204, 4.00%, 10/1/2038	21,991	21,756
Pool # MA4072, 2.50%, 7/1/2040	109,730	100,418

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4128, 2.00%, 9/1/2040	1,050,496	936,587
Pool # MA4204, 2.00%, 12/1/2040	657,177	580,688
Pool # CA9019, 2.00%, 2/1/2041	276,140	242,560
Pool # MA4310, 1.50%, 4/1/2041	614,532	517,216
Pool # MA4422, 2.00%, 9/1/2041	307,431	269,987
Pool # FS0316, 1.50%, 11/1/2041	524,904	444,040
Pool # MA4474, 2.00%, 11/1/2041	393,612	343,776
Pool # MA4519, 1.50%, 1/1/2042	414,029	352,159
Pool # MA4521, 2.50%, 1/1/2042	420,252	379,709
Pool # MA4587, 2.50%, 4/1/2042	347,963	309,869
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	12,777	13,217
Pool # 711215, 5.50%, 6/1/2033	13,383	13,552
Pool # 725228, 6.00%, 3/1/2034	30,881	32,161
Pool # 790003, 6.00%, 8/1/2034	10,715	10,962
Pool # 735503, 6.00%, 4/1/2035	22,547	23,624
Pool # 904601, 6.00%, 11/1/2036	25,645	27,083
Pool # 888538, 5.50%, 1/1/2037	13,222	13,798
Pool # AB0284, 6.00%, 2/1/2037	24,739	26,124
Pool # 956965, 6.50%, 12/1/2037	10,421	10,899
Pool # BH7907, 6.50%, 12/1/2037	14,096	14,955
Pool # 961793, 5.00%, 3/1/2038	51,204	52,752
Pool # 985661, 5.50%, 6/1/2038	10,998	11,438
Pool # AC2638, 5.00%, 10/1/2039	91,811	94,589
Pool # AL0100, 6.00%, 10/1/2039	34,190	36,106
Pool # AC4886, 5.00%, 11/1/2039	17,548	18,080
Pool # 190399, 5.50%, 11/1/2039	54,662	56,846
Pool # AB1143, 4.50%, 6/1/2040	53,778	54,420
Pool # AD6938, 4.50%, 6/1/2040	88,777	89,783
Pool # AB1292, 5.00%, 8/1/2040	12,296	12,703
Pool # AL5437, 5.00%, 8/1/2040	57,463	59,061
Pool # AB1421, 5.00%, 9/1/2040	28,522	29,385
Pool # AE4142, 5.00%, 9/1/2040	21,805	22,280
Pool # AE3857, 5.00%, 10/1/2040	340,458	350,767
Pool # AE8289, 4.00%, 12/1/2040	66,630	65,546
Pool # MA0622, 3.50%, 1/1/2041	22,638	21,847
Pool # AH2312, 5.00%, 1/1/2041	61,265	63,120
Pool # AE0828, 3.50%, 2/1/2041	12,644	12,206
Pool # AH3804, 4.00%, 2/1/2041	14,533	14,306
Pool # MA0639, 4.00%, 2/1/2041	23,153	22,769
Pool # AL0241, 4.00%, 4/1/2041	47,304	46,510
Pool # AI1887, 4.50%, 5/1/2041	193,138	195,169
Pool # BM3118, 6.00%, 7/1/2041	56,046	59,189
Pool # AJ2293, 4.00%, 9/1/2041	13,319	13,101
Pool # AW8154, 3.50%, 1/1/2042	15,420	14,852
Pool # AX5318, 4.50%, 1/1/2042	45,859	46,285
Pool # BD4480, 4.50%, 1/1/2042	272,267	272,184
Pool # AL1998, 4.00%, 3/1/2042	69,692	68,479
Pool # AO4134, 3.50%, 6/1/2042	8,635	8,285

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AB6632, 3.50%, 10/1/2042	93,854	89,701
Pool # AB6633, 3.50%, 10/1/2042	16,330	15,607
Pool # AL3344, 4.50%, 10/1/2042	96,856	97,516
Pool # AB6828, 3.50%, 11/1/2042	1,188	1,138
Pool # AL3182, 3.50%, 12/1/2042	13,544	13,029
Pool # AB7964, 3.50%, 2/1/2043	1,667	1,592
Pool # AR2271, 3.50%, 2/1/2043	226,470	216,168
Pool # BM4751, 3.50%, 3/1/2043	24,081	23,023
Pool # AB8742, 4.00%, 3/1/2043	10,016	9,840
Pool # AR6770, 4.00%, 3/1/2043	11,892	11,673
Pool # AB9194, 3.50%, 5/1/2043	91,350	87,166
Pool # AT2612, 3.50%, 9/1/2043	60,079	57,359
Pool # AU4256, 3.50%, 9/1/2043	19,331	18,425
Pool # AL4062, 4.00%, 9/1/2043	19,673	19,310
Pool # BM4635, 2.50%, 10/1/2043	121,100	109,809
Pool # AS1121, 4.00%, 11/1/2043	23,761	23,286
Pool # AV0022, 4.00%, 11/1/2043	333,148	326,077
Pool # AV6103, 4.00%, 1/1/2044	126,420	123,580
Pool # BC1737, 4.00%, 1/1/2044	43,190	43,128
Pool # BM5365, 4.00%, 3/1/2044	50,194	49,409
Pool # FM3049, 4.00%, 4/1/2044	722,317	708,353
Pool # FM1744, 3.50%, 5/1/2044	22,451	21,513
Pool # AS2700, 4.00%, 6/1/2044	28,685	28,059
Pool # AW6233, 4.50%, 6/1/2044	288,068	288,240
Pool # AS2947, 4.00%, 7/1/2044	30,140	29,444
Pool # AL9072, 5.00%, 7/1/2044	47,280	48,489
Pool # AL9569, 5.00%, 8/1/2044	71,883	74,354
Pool # AX0152, 4.50%, 9/1/2044	17,791	17,801
Pool # AS3867, 4.00%, 11/1/2044	7,558	7,357
Pool # FM1746, 3.50%, 1/1/2045	68,191	65,133
Pool # FM0015, 4.00%, 2/1/2045	71,841	70,568
Pool # MA2193, 4.50%, 2/1/2045	5,658	5,666
Pool # FM3414, 4.00%, 3/1/2045	475,405	461,887
Pool # BM3398, 3.50%, 4/1/2045	10,999	10,503
Pool # AS5851, 4.50%, 9/1/2045	7,593	7,604
Pool # AS6184, 3.50%, 11/1/2045	99,078	94,432
Pool # BA0315, 3.50%, 11/1/2045	330,087	313,025
Pool # FM1869, 4.00%, 11/1/2045	48,911	47,666
Pool # BC0066, 3.50%, 12/1/2045	23,775	22,501
Pool # FM3413, 4.00%, 1/1/2046	56,538	55,100
Pool # FM2323, 4.00%, 2/1/2046	29,706	29,192
Pool # AL9128, 4.50%, 2/1/2046	13,923	14,066
Pool # AS6811, 3.00%, 3/1/2046	18,874	17,301
Pool # BM4834, 3.00%, 3/1/2046	21,595	20,049
Pool # FM1782, 4.00%, 3/1/2046	9,462	9,267
Pool # FM2195, 4.00%, 3/1/2046	21,436	21,061
Pool # AS7003, 3.00%, 4/1/2046	27,104	24,787
Pool # AS7198, 4.50%, 5/1/2046	77,092	77,205
Pool # AS7660, 2.50%, 8/1/2046	175,183	153,518

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AL9385, 3.00%, 11/1/2046	38,885	35,534
Pool # MA2806, 3.00%, 11/1/2046	121,118	110,640
Pool # BM3288, 3.50%, 12/1/2046	16,517	15,731
Pool # FM2807, 3.00%, 1/1/2047	61,652	56,830
Pool # 890856, 3.50%, 1/1/2047	101,915	96,457
Pool # FM3374, 3.50%, 1/1/2047	108,952	105,054
Pool # FM0041, 3.00%, 2/1/2047	498,991	455,837
Pool # BM5955, 4.00%, 2/1/2047	24,047	23,433
Pool # BM5270, 4.50%, 2/1/2047	12,101	12,217
Pool # BM4350, 3.00%, 3/1/2047	589,180	542,236
Pool # MA2920, 3.00%, 3/1/2047	6,114	5,585
Pool # AS9313, 4.00%, 3/1/2047	11,900	11,559
Pool # FM4735, 3.00%, 4/1/2047	129,093	117,188
Pool # AS9480, 4.50%, 4/1/2047	17,286	17,297
Pool # FM1772, 4.50%, 5/1/2047	10,855	10,958
Pool # AS9946, 3.50%, 7/1/2047	33,271	31,447
Pool # BM1568, 3.50%, 7/1/2047	48,504	46,440
Pool # BH7375, 3.50%, 8/1/2047	37,362	35,313
Pool # CA0148, 4.50%, 8/1/2047	8,189	8,139
Pool # CA0850, 3.00%, 9/1/2047	27,889	25,476
Pool # MA3147, 3.00%, 10/1/2047	31,667	28,897
Pool # BM2003, 4.00%, 10/1/2047	119,118	115,704
Pool # BH9392, 3.50%, 11/1/2047	10,521	9,883
Pool # CA0681, 3.50%, 11/1/2047	168,954	160,304
Pool # CA4015, 3.00%, 1/1/2048	7,356	6,702
Pool # BJ6154, 3.50%, 1/1/2048	113,495	107,255
Pool # MA3238, 3.50%, 1/1/2048	38,009	35,784
Pool # BJ5910, 3.50%, 2/1/2048	176,243	168,186
Pool # BM4054, 4.00%, 5/1/2048	71,414	69,687
Pool # BM4757, 3.50%, 7/1/2048	29,736	28,249
Pool # FM3438, 3.00%, 8/1/2048	538,165	491,786
Pool # BM2007, 4.00%, 9/1/2048	3,254	3,159
Pool # CA2368, 4.00%, 9/1/2048	21,068	20,445
Pool # CA4655, 3.50%, 10/1/2048	72,307	68,312
Pool # MA3495, 4.00%, 10/1/2048	21,205	20,574
Pool # CA2432, 4.50%, 10/1/2048	37,753	37,591
Pool # FM7895, 3.50%, 11/1/2048	204,587	194,125
Pool # BN0895, 4.50%, 11/1/2048	879,851	875,337
Pool # FM1248, 4.50%, 11/1/2048	12,317	12,274
Pool # CA2797, 4.50%, 12/1/2048	71,055	70,778
Pool # FM0030, 3.00%, 2/1/2049	39,357	35,930
Pool # FM6237, 3.50%, 4/1/2049	441,577	418,263
Pool # MA3637, 3.50%, 4/1/2049	13,067	12,232
Pool # MA3638, 4.00%, 4/1/2049	12,338	11,957
Pool # BN5418, 4.50%, 4/1/2049	13,032	12,986
Pool # MA3663, 3.50%, 5/1/2049	755,864	707,493
Pool # MA3664, 4.00%, 5/1/2049	6,085	5,893
Pool # FM4074, 4.50%, 5/1/2049	209,563	208,618
Pool # CA4358, 3.50%, 7/1/2049	13,338	12,479

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA3692, 3.50%, 7/1/2049	763,873	714,832
Pool # FM1672, 4.50%, 7/1/2049	670,644	676,177
Pool # MA3745, 3.50%, 8/1/2049	869,868	813,842
Pool # MA3746, 4.00%, 8/1/2049	9,016	8,727
Pool # FM1385, 5.00%, 8/1/2049	256,879	261,744
Pool # BO4012, 3.00%, 9/1/2049	92,147	82,035
Pool # FM1449, 3.50%, 9/1/2049	109,816	102,731
Pool # FM4430, 3.50%, 9/1/2049	221,475	207,438
Pool # FM3572, 4.50%, 9/1/2049	56,458	56,250
Pool # MA3803, 3.50%, 10/1/2049	30,119	28,170
Pool # MA3833, 2.50%, 11/1/2049	738,017	634,985
Pool # BK0350, 3.00%, 11/1/2049	642,159	582,873
Pool # FM2363, 3.00%, 1/1/2050	1,270,893	1,157,174
Pool # CA5021, 3.50%, 1/1/2050	27,543	25,752
Pool # FM5922, 3.50%, 1/1/2050	293,926	274,908
Pool # MA3906, 3.50%, 1/1/2050	27,813	26,001
Pool # FM2733, 2.50%, 3/1/2050	81,629	70,215
Pool # FM4372, 3.50%, 3/1/2050	385,404	362,651
Pool # BP2403, 3.50%, 4/1/2050	238,293	222,436
Pool # BP5001, 2.50%, 5/1/2050	463,448	398,069
Pool # FM3257, 3.00%, 5/1/2050	195,068	177,801
Pool # MA4078, 2.50%, 7/1/2050	1,058,087	909,476
Pool # BP6626, 2.00%, 8/1/2050	1,976,037	1,618,808
Pool # MA4100, 2.00%, 8/1/2050	914,944	747,939
Pool # BP9500, 2.50%, 8/1/2050	74,096	63,628
Pool # FM5750, 4.00%, 8/1/2050	251,142	241,960
Pool # CA7017, 2.00%, 9/1/2050	1,151,384	962,493
Pool # BK3044, 2.50%, 9/1/2050	636,535	546,543
Pool # BP6702, 2.50%, 9/1/2050	475,889	413,028
Pool # FM8260, 4.00%, 9/1/2050	422,730	411,016
Pool # MA4159, 2.50%, 10/1/2050	474,706	407,495
Pool # CA7603, 2.50%, 11/1/2050	256,675	220,623
Pool # MA4183, 2.50%, 11/1/2050	2,122,046	1,821,594
Pool # CA8005, 1.50%, 12/1/2050	142,780	110,942
Pool # CA8222, 1.50%, 12/1/2050	247,110	192,475
Pool # MA4209, 1.50%, 12/1/2050	1,098,284	853,640
Pool # BQ5160, 2.00%, 12/1/2050	2,209,717	1,811,274
Pool # FM6241, 2.00%, 1/1/2051	2,957,371	2,423,944
Pool # FM5854, 2.50%, 1/1/2051	146,034	126,111
Pool # MA4254, 1.50%, 2/1/2051	293,724	228,129
Pool # CA9190, 2.00%, 2/1/2051	152,335	124,507
Pool # BR3515, 2.50%, 2/1/2051	136,315	116,943
Pool # FM6523, 2.50%, 3/1/2051	230,296	197,853
Pool # FM6764, 2.50%, 3/1/2051	726,276	618,264
Pool # FM6537, 2.00%, 4/1/2051	2,291,098	1,910,705
Pool # MA4306, 2.50%, 4/1/2051	970,643	832,198
Pool # MA4343, 1.50%, 5/1/2051	342,798	266,379
Pool # FM7066, 2.50%, 5/1/2051	619,063	534,874
Pool # MA4354, 1.50%, 6/1/2051	441,336	343,139

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB0727, 2.50%, 6/1/2051	1,155,564	996,024
Pool # FM7418, 2.50%, 6/1/2051	715,969	618,362
Pool # MA4356, 2.50%, 6/1/2051	4,468,373	3,829,144
Pool # MA4377, 1.50%, 7/1/2051	156,743	121,890
Pool # FM8194, 2.00%, 7/1/2051	321,358	261,600
Pool # CB1027, 2.50%, 7/1/2051	222,626	190,190
Pool # MA4379, 2.50%, 7/1/2051	3,341,643	2,863,595
Pool # FM8278, 3.50%, 7/1/2051	276,177	257,108
Pool # BR2236, 2.50%, 8/1/2051	216,642	185,473
Pool # BR2237, 2.50%, 8/1/2051	429,927	368,377
Pool # CB1276, 2.50%, 8/1/2051	624,247	534,682
Pool # FM8320, 2.50%, 8/1/2051	1,342,097	1,144,131
Pool # FM8629, 1.50%, 9/1/2051	959,068	745,967
Pool # FM8730, 2.00%, 9/1/2051	844,294	687,284
Pool # MA4413, 2.00%, 9/1/2051	651,401	533,664
Pool # CB2364, 2.00%, 12/1/2051	4,077,035	3,333,457
Pool # FM9868, 2.50%, 12/1/2051	439,862	380,161
Pool # FM9870, 2.50%, 12/1/2051	441,765	381,805
Pool # MA4493, 2.50%, 12/1/2051	747,107	639,681
Pool # CB2773, 2.00%, 2/1/2052	1,662,369	1,359,043
Pool # BV4248, 2.00%, 3/1/2052	732,493	609,513
Pool # CB3040, 2.00%, 3/1/2052	4,302,634	3,511,656
Pool # MA4577, 2.00%, 4/1/2052	1,325,199	1,083,028
Pool # FS1538, 3.00%, 4/1/2052	392,060	351,019
Pool # CB3608, 3.50%, 5/1/2052	162,398	150,722
Pool # BV9900, 4.00%, 5/1/2052	339,000	326,774
Pool # MA4622, 2.00%, 6/1/2052	1,538,672	1,258,589
Pool # MA4624, 3.00%, 6/1/2052	11,367,283	10,118,505
Pool # CB4209, 3.50%, 7/1/2052	845,151	782,702
Pool # MA4699, 3.50%, 8/1/2052	1,686,749	1,562,761
Pool # MA4700, 4.00%, 8/1/2052	2,463,862	2,361,366
Pool # MA4701, 4.50%, 8/1/2052	807,755	794,434
Pool # FS2619, 5.00%, 8/1/2052	796,355	800,715
Pool # FS3392, 4.00%, 9/1/2052	769,314	737,310
Pool # MA4732, 4.00%, 9/1/2052	411,094	393,949
Pool # MA4805, 4.50%, 11/1/2052	1,763,734	1,734,102
Pool # MA4840, 4.50%, 12/1/2052	823,722	809,884
Pool # FS3455, 5.00%, 12/1/2052	719,872	728,434
Pool # MA4869, 5.50%, 1/1/2053	1,131,202	1,150,785
Pool # MA4933, 3.50%, 2/1/2053	1,098,002	1,017,063
Pool # MA4918, 5.00%, 2/1/2053	1,584,127	1,588,309
Pool # CB5600, 5.50%, 2/1/2053	792,003	812,614
Pool # MA4919, 5.50%, 2/1/2053	1,498,111	1,519,257
Pool # MA4920, 6.00%, 2/1/2053	1,742,819	1,789,326
Pool # MA4962, 4.00%, 3/1/2053	1,726,133	1,651,023
Pool # BX7958, 5.00%, 3/1/2053	781,709	788,525
Pool # CB5906, 5.50%, 3/1/2053	235,877	240,150
Pool # MA4943, 6.50%, 3/1/2053	646,932	671,819
Pool # MA4964, 7.00%, 3/1/2053	243,321	255,410

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4979, 5.50%, 4/1/2053	752,348	765,052
Pool # MA5038, 5.00%, 6/1/2053	3,152,504	3,162,452
Pool # MA5071, 5.00%, 7/1/2053	1,674,095	1,677,910
Pool # MA5072, 5.50%, 7/1/2053	5,517,311	5,606,652
Pool # CB6874, 6.00%, 8/1/2053	703,535	725,656
Pool # MA5108, 6.00%, 8/1/2053	662,900	680,461
Pool # MA5138, 5.50%, 9/1/2053	792,690	804,848
Pool # DA4550, 6.50%, 11/1/2053	1,709,485	1,775,961
Pool # MA5192, 6.50%, 11/1/2053	570,801	591,931
Pool # MA5217, 6.50%, 12/1/2053	200,060	207,219
Pool # FS6772, 7.00%, 1/1/2054	279,695	297,515
Pool # DB4019, 6.00%, 5/1/2054	612,352	630,589
Pool # CB8821, 6.00%, 7/1/2054	780,399	808,654
Pool # MA5445, 6.00%, 8/1/2054	557,852	571,208
Pool # MA5647, 6.00%, 3/1/2055	3,376,143	3,456,978
Pool # DE0123, 6.50%, 5/1/2055	599,996	622,219
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 12/25/2040 (a)	1,826,000	1,645,206
TBA, 3.00%, 12/25/2040 (a)	78,000	75,047
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 12/25/2055 (a)	1,309,000	1,162,412
TBA, 3.50%, 12/25/2055 (a)	211,000	195,142
TBA, 4.00%, 12/25/2055 (a)	1,052,000	1,001,857
TBA, 4.50%, 12/25/2055 (a)	1,742,000	1,705,156
TBA, 5.00%, 12/25/2055 (a)	3,727,000	3,719,083
TBA, 5.50%, 12/25/2055 (a)	1,526,000	1,545,237
GNMA I, 30 Year
Pool # 726769, 5.00%, 9/15/2039	10,733	11,037
Pool # 754439, 3.50%, 12/15/2041	64,766	61,111
Pool # 784660, 4.00%, 4/15/2043	4,086	3,982
Pool # AC2224, 3.50%, 6/15/2043	34,754	32,662
Pool # AL9314, 3.00%, 3/15/2045	29,330	26,621
Pool # 784664, 4.00%, 4/15/2045	15,459	15,065
Pool # AO0544, 3.00%, 8/15/2045	17,300	15,702
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	12,764	12,594
Pool # MA4625, 3.50%, 8/20/2032	11,665	11,535
Pool # MA6906, 2.50%, 10/20/2035	235,616	224,129
GNMA II, 30 Year
Pool # 3459, 5.50%, 10/20/2033	27,848	28,535
Pool # 3723, 5.00%, 6/20/2035	619,515	635,748
Pool # 4467, 4.00%, 6/20/2039	8,803	8,571
Pool # 4494, 4.00%, 7/20/2039	9,579	9,401
Pool # 4576, 4.00%, 11/20/2039	4,479	4,358
Pool # 4656, 4.00%, 3/20/2040	7,142	6,985
Pool # 4677, 4.00%, 4/20/2040	19,017	18,642
Pool # 4695, 4.00%, 5/20/2040	2,127	2,085
Pool # 4712, 4.00%, 6/20/2040	3,340	3,267
Pool # 4800, 4.00%, 9/20/2040	3,446	3,363

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 4945, 4.00%, 2/20/2041	7,379	7,200
Pool # 4950, 5.50%, 2/20/2041	12,169	12,609
Pool # 4977, 4.00%, 3/20/2041	13,876	13,540
Pool # 5016, 4.00%, 4/20/2041	5,236	5,109
Pool # 5054, 4.00%, 5/20/2041	8,223	8,024
Pool # 5114, 4.00%, 7/20/2041	1,102	1,075
Pool # 5233, 4.00%, 11/20/2041	1,347	1,314
Pool # 5259, 4.00%, 12/20/2041	5,209	5,082
Pool # 5279, 3.50%, 1/20/2042	15,303	14,573
Pool # 5330, 3.00%, 3/20/2042	10,348	9,635
Pool # 783976, 3.50%, 4/20/2043	15,055	14,293
Pool # MA1376, 4.00%, 10/20/2043	71,687	69,800
Pool # MA2678, 3.50%, 3/20/2045	95,684	89,800
Pool # MA2679, 4.00%, 3/20/2045	738,979	716,492
Pool # MA2753, 3.00%, 4/20/2045	48,615	44,646
Pool # MA2829, 5.00%, 5/20/2045	17,219	17,672
Pool # 784119, 3.00%, 2/20/2046	108,607	99,605
Pool # MA3458, 5.50%, 2/20/2046	21,524	22,300
Pool # MA3735, 3.00%, 6/20/2046	197,666	181,211
Pool # MA4072, 5.00%, 11/20/2046	17,414	17,936
Pool # MA4126, 3.00%, 12/20/2046	39,747	36,368
Pool # MA4511, 4.00%, 6/20/2047	120,782	116,782
Pool # MA4718, 3.00%, 9/20/2047	5,404	4,938
Pool # MA4837, 3.50%, 11/20/2047	5,987,869	5,614,633
Pool # MA5329, 3.50%, 7/20/2048	5,846	5,441
Pool # MA5468, 5.00%, 9/20/2048	4,424	4,500
Pool # MA5595, 4.00%, 11/20/2048	27,100	26,108
Pool # MA5651, 4.00%, 12/20/2048	130,773	125,982
Pool # MA5709, 3.50%, 1/20/2049	62,593	58,579
Pool # MA5711, 4.50%, 1/20/2049	4,035,977	4,018,580
Pool # MA5985, 3.50%, 6/20/2049	31,640	29,291
Pool # MA6220, 4.00%, 10/20/2049	136,582	130,512
Pool # MA6283, 3.00%, 11/20/2049	391,875	354,786
Pool # MA6478, 5.00%, 2/20/2050	17,133	17,471
Pool # MA6542, 3.50%, 3/20/2050	175,124	162,063
Pool # MA6819, 2.50%, 8/20/2050	2,910,377	2,530,557
Pool # MA7051, 2.00%, 12/20/2050	1,772,098	1,475,696
Pool # MA7055, 4.00%, 12/20/2050	172,449	165,656
Pool # MA7135, 2.00%, 1/20/2051	2,021,608	1,683,471
Pool # MA7417, 2.00%, 6/20/2051	2,412,208	2,008,710
Pool # MA7420, 3.50%, 6/20/2051	315,245	291,499
Pool # MA7473, 3.00%, 7/20/2051	385,119	347,832
Pool # MA7590, 3.00%, 9/20/2051	3,650,554	3,297,180
Pool # MA7704, 2.00%, 11/20/2051	5,069,393	4,221,337
Pool # MA7705, 2.50%, 11/20/2051	9,077,533	7,881,377
Pool # MA7766, 2.00%, 12/20/2051	1,822,920	1,517,958
Pool # MA7988, 3.00%, 4/20/2052	2,221,860	2,005,280
Pool # MA8043, 3.00%, 5/20/2052	1,924,239	1,736,672
Pool # MA8267, 4.00%, 9/20/2052	942,766	901,304

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA8269, 5.00%, 9/20/2052	1,171,227	1,176,970
Pool # MA8270, 5.50%, 9/20/2052	655,748	667,443
Pool # MA8346, 4.00%, 10/20/2052	1,705,590	1,630,932
Pool # MA8493, 6.50%, 12/20/2052	146,087	151,394
Pool # MA8570, 5.50%, 1/20/2053	1,857,159	1,889,566
Pool # MA8800, 5.00%, 4/20/2053	1,974,676	1,981,306
Pool # MA8879, 5.50%, 5/20/2053	2,741,326	2,787,277
Pool # MA8947, 5.00%, 6/20/2053	1,657,374	1,663,696
Pool # MA9019, 6.50%, 7/20/2053	323,711	334,842
Pool # MA9105, 5.00%, 8/20/2053	1,691,452	1,695,475
Pool # MA9173, 6.50%, 9/20/2053	455,411	470,818
Pool # MA9365, 7.00%, 12/20/2053	656,426	680,137
Pool # MA9907, 6.00%, 9/20/2054	3,946,480	4,029,720
Pool # MB0309, 6.00%, 4/20/2055	1,594,223	1,625,889
Pool # MB0368, 6.50%, 5/20/2055	1,429,807	1,475,356
GNMA II, Single Family, 30 Year
TBA, 2.50%, 12/15/2055 (a)	606,000	525,822
TBA, 3.00%, 12/15/2055 (a)	556,000	501,555
TBA, 3.50%, 12/15/2055 (a)	1,161,000	1,064,174
TBA, 4.00%, 12/15/2055 (a)	1,986,000	1,882,721
TBA, 4.50%, 12/15/2055 (a)	1,639,000	1,602,795
TBA, 5.00%, 12/15/2055 (a)	732,000	731,120
TBA, 5.50%, 12/15/2055 (a)	3,642,000	3,677,974
TBA, 5.50%, 1/15/2056 (a)	150,000	151,347
Total Mortgage-Backed Securities (Cost $323,335,658)		314,043,714
Corporate Bonds — 23.9%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.10%, 5/1/2026	131,000	130,326
3.25%, 3/1/2028	1,143,000	1,119,158
3.60%, 5/1/2034	637,000	581,128
3.55%, 3/1/2038	1,226,000	1,037,864
3.75%, 2/1/2050	33,000	24,438
General Dynamics Corp.
4.25%, 4/1/2040	25,000	23,231
2.85%, 6/1/2041	10,000	7,611
Leidos, Inc. 4.38%, 5/15/2030	454,000	454,190
Lockheed Martin Corp.
3.60%, 3/1/2035	1,748,000	1,625,317
Series B, 6.15%, 9/1/2036	15,000	16,816
4.70%, 5/15/2046	10,000	9,186
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	30,330
4.03%, 10/15/2047	20,000	16,376
5.20%, 6/1/2054	121,000	115,567
Precision Castparts Corp. 4.38%, 6/15/2045	33,000	29,432
RTX Corp.
5.00%, 2/27/2026	12,000	12,015

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
7.20%, 8/15/2027	50,000	52,613
2.82%, 9/1/2051	15,000	9,549
3.03%, 3/15/2052	796,000	528,167
Textron, Inc. 3.65%, 3/15/2027	454,000	451,303
		6,274,617
Air Freight & Logistics — 0.2%
FedEx Corp.
3.10%, 8/5/2029	274,000	263,897
4.25%, 5/15/2030	637,000	642,095
4.75%, 11/15/2045	10,000	8,557
4.55%, 4/1/2046	50,000	42,270
4.40%, 1/15/2047	135,000	110,887
United Parcel Service, Inc.
4.45%, 4/1/2030	310,000	316,268
6.20%, 1/15/2038	136,000	151,354
3.63%, 10/1/2042	589,000	479,611
3.40%, 9/1/2049	595,000	429,330
5.60%, 5/22/2064	100,000	98,540
		2,542,809
Automobile Components — 0.0% ^
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	814,000	530,103
BorgWarner, Inc. 2.65%, 7/1/2027	10,000	9,790
		539,893
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	400,000	414,900
5.15%, 4/1/2038	547,000	531,012
Toyota Motor Corp. (Japan) 2.76%, 7/2/2029	120,000	115,157
		1,061,069
Banks — 3.7%
Banco Santander SA (Spain)
3.31%, 6/27/2029	200,000	194,568
5.57%, 1/17/2030	200,000	209,002
2.75%, 12/3/2030	400,000	365,242
5.44%, 7/15/2031	200,000	210,790
6.92%, 8/8/2033	400,000	446,424
Bank of America Corp.
4.25%, 10/22/2026	417,000	417,564
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	293,000	287,848
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	575,000	572,097
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (b)	752,000	746,119
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	960,000	914,418
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	693,000	689,860
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	1,604,000	1,479,129
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	487,000	489,139
(SOFR + 2.16%), 5.02%, 7/22/2033 (b)	240,000	246,790

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.52%, 10/25/2035 (b)	24,000	24,799
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	346,000	327,235
5.00%, 1/21/2044	1,937,000	1,907,526
(SOFR + 1.88%), 2.83%, 10/24/2051 (b)	830,000	540,559
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	306,000	315,533
4.85%, 2/1/2030	100,000	102,561
2.45%, 2/2/2032	224,000	200,504
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	130,000	126,979
BankUnited, Inc. 5.13%, 6/11/2030	50,000	50,170
Barclays plc (United Kingdom)
4.84%, 5/9/2028	1,361,000	1,369,178
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (b)	754,000	796,199
(SOFR + 1.91%), 5.34%, 9/10/2035 (b)	250,000	255,581
4.95%, 1/10/2047	390,000	362,476
BPCE SA (France) 3.38%, 12/2/2026	260,000	258,427
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	75,000	75,557
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	259,000	257,251
4.13%, 7/25/2028	139,000	139,031
(SOFR + 0.87%), 4.79%, 3/4/2029 (b)	75,000	76,071
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	739,000	733,602
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	769,000	770,471
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	1,812,000	1,682,501
(SOFR + 1.94%), 3.79%, 3/17/2033 (b)	38,000	36,367
(SOFR + 2.09%), 4.91%, 5/24/2033 (b)	250,000	254,600
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	1,025,000	1,123,110
5.88%, 1/30/2042	43,000	45,699
(3-MONTH CME TERM SOFR + 2.10%), 4.28%, 4/24/2048 (b)	1,110,000	946,766
Cooperatieve Rabobank UA (Netherlands) 5.25%, 8/4/2045	349,000	334,807
Fifth Third Bancorp 8.25%, 3/1/2038	334,000	413,692
Goldman Sachs Capital I 6.35%, 2/15/2034	100,000	106,716
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	255,000	245,453
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,147,000	1,195,094
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (b)	212,000	213,972
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	1,563,000	1,464,092
(SOFR + 2.98%), 6.55%, 6/20/2034 (b)	302,000	328,273
(SOFR + 1.56%), 5.45%, 3/3/2036 (b)	877,000	911,035
6.50%, 5/2/2036	687,000	745,590
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	1,367,000	1,183,485
Korea Development Bank (The) (South Korea) 4.38%, 2/15/2033	200,000	202,182
Kreditanstalt fuer Wiederaufbau (Germany)
3.88%, 6/15/2028	277,000	279,387
4.63%, 3/18/2030	75,000	78,008
0.75%, 9/30/2030	166,000	144,949
Zero Coupon, 4/18/2036	918,000	599,648

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Landwirtschaftliche Rentenbank (Germany) 0.88%, 9/3/2030	120,000	105,598
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.37%, 12/14/2046 (b)	202,000	151,849
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (b)	1,362,000	1,374,370
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	750,000	662,531
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.26%, 7/9/2032 (b)	2,820,000	2,512,840
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (b)	260,000	260,801
National Australia Bank Ltd. (Australia) 3.91%, 6/9/2027	1,098,000	1,099,647
Oesterreichische Kontrollbank AG (Austria) 4.75%, 5/21/2027	18,000	18,280
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (b)	340,000	349,053
Regions Financial Corp. 1.80%, 8/12/2028	750,000	706,329
Royal Bank of Canada (Canada)
1.40%, 11/2/2026	473,000	462,449
3.63%, 5/4/2027	323,000	322,046
(SOFR + 1.03%), 5.15%, 2/4/2031 (b)	120,000	123,881
3.88%, 5/4/2032	145,000	141,314
Santander Holdings USA, Inc. (SOFR + 2.36%), 6.50%, 3/9/2029 (b)	988,000	1,029,747
Santander UK Group Holdings plc (United Kingdom) (3-MONTH SOFR + 1.40%), 3.82%, 11/3/2028 (b)	200,000	198,430
Toronto-Dominion Bank (The) (Canada)
4.11%, 6/8/2027	378,000	378,678
3.20%, 3/10/2032	31,000	28,991
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.15%, 9/10/2034 (b) (c)	104,000	105,661
Truist Financial Corp.
3.88%, 3/19/2029	89,000	88,064
(SOFR + 2.24%), 4.92%, 7/28/2033 (b)	95,000	95,213
Wells Fargo & Co.
4.30%, 7/22/2027	1,254,000	1,259,376
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,453,000	2,393,318
4.15%, 1/24/2029	10,000	10,030
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	2,667,000	2,542,568
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (b)	180,000	168,603
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	25,000	23,494
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	547,000	578,540
3.90%, 5/1/2045	800,000	661,208
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,551,000	1,470,761
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	184,000	181,255
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	135,000	122,148
		48,121,199
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	89,000	89,046
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	46,000	47,054
3.50%, 6/1/2030	166,000	162,581
4.90%, 1/23/2031	425,000	441,683
5.00%, 6/15/2034	494,000	513,608

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Co. (The)
1.45%, 6/1/2027	104,000	100,635
1.65%, 6/1/2030	1,184,000	1,073,135
2.50%, 6/1/2040	71,000	53,522
2.60%, 6/1/2050	1,564,000	991,376
2.75%, 6/1/2060	100,000	60,301
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	1,085,000	913,845
Keurig Dr. Pepper, Inc. 3.95%, 4/15/2029	556,000	549,343
PepsiCo, Inc.
2.75%, 3/19/2030	168,000	159,853
1.63%, 5/1/2030	66,000	59,885
3.45%, 10/6/2046	380,000	292,623
		5,508,490
Biotechnology — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	624,000	618,310
4.50%, 5/14/2035	105,000	104,248
4.05%, 11/21/2039	506,000	457,593
4.63%, 10/1/2042	846,000	782,638
4.85%, 6/15/2044	649,000	613,315
4.45%, 5/14/2046	21,000	18,601
Amgen, Inc.
2.60%, 8/19/2026	10,000	9,899
3.20%, 11/2/2027	650,000	641,094
2.30%, 2/25/2031	1,304,000	1,183,686
2.80%, 8/15/2041	30,000	22,210
4.95%, 10/1/2041	26,000	24,898
5.15%, 11/15/2041	800,000	784,267
4.56%, 6/15/2048	15,000	13,061
3.00%, 1/15/2052	18,000	11,952
Gilead Sciences, Inc.
2.95%, 3/1/2027	393,000	388,856
4.60%, 9/1/2035	821,000	819,326
4.00%, 9/1/2036	591,000	556,181
4.80%, 4/1/2044	35,000	32,803
4.75%, 3/1/2046	15,000	13,857
4.15%, 3/1/2047	60,000	50,719
2.80%, 10/1/2050	15,000	9,736
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	11,000	6,905
		7,164,155
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)
3.15%, 2/9/2051	260,000	181,947
3.25%, 2/9/2061	269,000	179,700
Amazon.com, Inc.
3.15%, 8/22/2027	724,000	717,691
4.05%, 8/22/2047	1,366,000	1,149,063

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
2.70%, 6/3/2060	568,000	330,341
eBay, Inc. 4.00%, 7/15/2042	400,000	333,588
		2,892,330
Building Products — 0.2%
Carlisle Cos., Inc. 2.20%, 3/1/2032	117,000	102,113
Carrier Global Corp.
2.49%, 2/15/2027	321,000	315,154
3.58%, 4/5/2050	44,000	32,997
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	26,876
Johnson Controls International plc
1.75%, 9/15/2030	287,000	256,808
2.00%, 9/16/2031	174,000	153,479
4.50%, 2/15/2047	529,000	462,974
4.95%, 7/2/2064 (d)	505,000	443,673
Lennox International, Inc. 5.50%, 9/15/2028	110,000	113,894
Masco Corp. 3.13%, 2/15/2051	129,000	86,272
Owens Corning 4.30%, 7/15/2047	158,000	130,134
		2,124,374
Capital Markets — 1.8%
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	100,000	102,702
Ares Capital Corp. 2.15%, 7/15/2026	497,000	489,613
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (b)	2,171,000	2,226,284
Blackstone Private Credit Fund 3.25%, 3/15/2027	334,000	328,148
Blue Owl Finance LLC 4.13%, 10/7/2051	54,000	37,617
Brookfield Finance, Inc. (Canada) 4.35%, 4/15/2030	10,000	10,042
Cboe Global Markets, Inc. 1.63%, 12/15/2030	11,000	9,755
Charles Schwab Corp. (The) 2.00%, 3/20/2028	131,000	125,813
CI Financial Corp. (Canada) 3.20%, 12/17/2030	745,000	672,202
CME Group, Inc. 4.15%, 6/15/2048	90,000	76,984
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	260,000	255,290
5.41%, 5/10/2029	160,000	166,576
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	416,000	444,437
(SOFR + 2.76%), 3.73%, 1/14/2032 (b)	260,000	246,441
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	444,000	488,004
Franklin Resources, Inc. 1.60%, 10/30/2030	36,000	31,846
FS KKR Capital Corp. 3.13%, 10/12/2028	376,000	348,172
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	2,101,000	2,063,330
(SOFR + 1.32%), 4.94%, 4/23/2028 (b)	50,000	50,560
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	166,000	164,852
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	203,000	203,403
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	2,854,000	2,565,628
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	954,000	882,748
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	195,000	154,354
4.75%, 10/21/2045	26,000	23,897
Moody's Corp. 4.25%, 2/1/2029	76,000	76,450

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	1,937,000	1,904,854
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	367,000	360,389
3.59%, 7/22/2028 (e)	1,024,000	1,014,627
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	936,000	879,781
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	2,659,000	2,341,025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	15,000	15,864
3.97%, 7/22/2038 (e)	90,000	81,884
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (b)	10,000	10,548
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	247,000	233,881
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	360,000	233,079
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	85,000	87,671
Nasdaq, Inc. 6.10%, 6/28/2063	704,000	738,794
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	1,032,000	986,304
Northern Trust Corp.
3.15%, 5/3/2029	109,000	106,312
(3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (b)	360,000	354,206
Raymond James Financial, Inc.
4.95%, 7/15/2046	225,000	207,790
3.75%, 4/1/2051	181,000	135,722
Stifel Financial Corp. 4.00%, 5/15/2030	885,000	867,974
UBS AG (Switzerland)
1.25%, 6/1/2026	344,000	339,236
1.25%, 8/7/2026	739,000	725,905
		23,870,994
Chemicals — 0.2%
Dow Chemical Co. (The)
2.10%, 11/15/2030	496,000	439,666
5.25%, 11/15/2041	749,000	686,658
4.63%, 10/1/2044	75,000	61,148
DuPont de Nemours, Inc.
4.73%, 11/15/2028 (f)	198,000	200,655
5.32%, 11/15/2038	88,000	89,803
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	92,417
EIDP, Inc. 4.80%, 5/15/2033	418,000	420,196
FMC Corp. 3.45%, 10/1/2029	365,000	330,718
LYB International Finance III LLC 3.80%, 10/1/2060	88,000	55,958
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	149,000	124,453
4.50%, 6/1/2047	548,000	475,524
Westlake Corp. 4.38%, 11/15/2047	100,000	78,145
		3,055,341
Commercial Services & Supplies — 0.2%
RELX Capital, Inc. (United Kingdom)
3.00%, 5/22/2030	152,000	144,611
4.75%, 5/20/2032	97,000	99,103
Republic Services, Inc. 2.38%, 3/15/2033	1,256,000	1,102,908

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Waste Connections, Inc. 2.95%, 1/15/2052	371,000	244,420
Waste Management, Inc.
2.00%, 6/1/2029	70,000	65,586
4.63%, 2/15/2033	217,000	220,809
2.50%, 11/15/2050	765,000	466,834
		2,344,271
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.85%, 2/26/2029	125,000	128,533
5.90%, 2/15/2039	853,000	930,098
Motorola Solutions, Inc. 5.60%, 6/1/2032	40,000	42,157
		1,100,788
Construction Materials — 0.0% ^
Vulcan Materials Co. 4.70%, 3/1/2048	122,000	109,142
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
3.65%, 7/21/2027	566,000	561,610
3.30%, 1/30/2032	1,351,000	1,252,697
Ally Financial, Inc. 2.20%, 11/2/2028	675,000	634,520
American Express Co.
1.65%, 11/4/2026	1,749,000	1,713,575
(SOFR + 0.97%), 5.39%, 7/28/2027 (b)	180,000	181,546
(SOFR + 1.76%), 4.42%, 8/3/2033 (b)	10,000	9,970
(SOFR + 1.93%), 5.63%, 7/28/2034 (b)	260,000	273,157
American Honda Finance Corp.
2.00%, 3/24/2028	96,000	91,713
2.25%, 1/12/2029	36,000	34,041
Capital One Financial Corp.
3.75%, 7/28/2026	1,172,000	1,168,334
3.80%, 1/31/2028	307,000	305,295
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	1,342,000	1,281,962
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	500,000	520,972
2.90%, 2/10/2029	2,117,000	1,980,139
7.20%, 6/10/2030	200,000	214,715
5.87%, 10/31/2035	850,000	846,310
General Motors Financial Co., Inc.
1.50%, 6/10/2026	435,000	428,658
2.40%, 10/15/2028	1,488,000	1,418,397
John Deere Capital Corp.
3.05%, 1/6/2028	50,000	49,336
3.35%, 4/18/2029	322,000	316,503
Synchrony Financial
5.15%, 3/19/2029	35,000	35,563
2.88%, 10/28/2031	116,000	103,772
Toyota Motor Credit Corp.
5.40%, 11/20/2026	80,000	81,229

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
1.15%, 8/13/2027	852,000	814,739
3.05%, 1/11/2028	504,000	495,764
4.55%, 5/17/2030	52,000	53,060
		14,867,577
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The)
5.40%, 7/15/2040	143,000	144,958
5.65%, 9/15/2064	130,000	126,458
Target Corp. 2.95%, 1/15/2052	1,887,000	1,226,165
Walmart, Inc.
1.50%, 9/22/2028	336,000	317,309
4.15%, 9/9/2032	110,000	111,450
2.65%, 9/22/2051	35,000	22,474
		1,948,814
Containers & Packaging — 0.1%
Berry Global, Inc. 5.80%, 6/15/2031	608,000	644,471
International Paper Co. 5.15%, 5/15/2046	228,000	212,371
WestRock MWV LLC 7.95%, 2/15/2031	26,000	30,037
WRKCo, Inc. 3.00%, 6/15/2033	697,000	623,368
		1,510,247
Diversified Consumer Services — 0.2%
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	32,000	30,341
Georgetown University (The) Series A, 5.22%, 10/1/2118	294,000	266,613
Thomas Jefferson University 3.85%, 11/1/2057	336,000	241,351
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	2,044,000	1,337,983
University of Chicago (The) Series C, 2.55%, 4/1/2050	52,000	34,253
University of Miami Series 2022, 4.06%, 4/1/2052	581,000	475,915
Washington University (The) 4.35%, 4/15/2122	82,000	63,789
		2,450,245
Diversified REITs — 0.0% ^
American Assets Trust LP 3.38%, 2/1/2031	50,000	45,818
Simon Property Group LP 3.38%, 6/15/2027	259,000	257,072
		302,890
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
2.30%, 6/1/2027	100,000	97,478
1.65%, 2/1/2028	455,000	432,720
4.35%, 3/1/2029	88,000	88,515
4.30%, 2/15/2030	121,000	121,667
2.25%, 2/1/2032	46,000	40,582
4.50%, 5/15/2035	589,000	572,582
4.90%, 8/15/2037	198,000	194,971
4.85%, 3/1/2039	327,000	314,997
6.00%, 8/15/2040	51,000	53,788
5.35%, 9/1/2040	97,000	96,606

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.55%, 8/15/2041	13,000	13,141
3.10%, 2/1/2043	26,000	19,344
4.35%, 6/15/2045	15,000	12,628
4.50%, 3/9/2048	15,000	12,650
3.55%, 9/15/2055	150,000	102,659
3.80%, 12/1/2057	161,000	114,366
3.85%, 6/1/2060	182,000	129,105
3.50%, 2/1/2061	85,000	55,595
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	170,400
Orange SA (France) 5.38%, 1/13/2042	209,000	207,272
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	161,721
7.05%, 6/20/2036	29,000	32,723
4.67%, 3/6/2038	1,702,000	1,568,142
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,047,000	967,627
Verizon Communications, Inc.
3.88%, 2/8/2029	56,000	55,716
1.68%, 10/30/2030	85,000	75,329
1.75%, 1/20/2031	1,004,000	886,867
2.36%, 3/15/2032	647,000	571,828
2.88%, 11/20/2050	80,000	50,579
5.01%, 8/21/2054	37,000	33,297
3.00%, 11/20/2060	339,000	202,767
		7,457,662
Electric Utilities — 1.7%
AEP Texas, Inc. 5.25%, 5/15/2052	13,000	12,084
Alabama Power Co.
Series B, 3.70%, 12/1/2047	72,000	55,741
3.45%, 10/1/2049	400,000	291,275
3.13%, 7/15/2051	310,000	209,408
American Electric Power Co., Inc.
2.30%, 3/1/2030	410,000	378,811
5.63%, 3/1/2033	72,000	76,118
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (b)	10,000	10,496
Baltimore Gas and Electric Co. 3.75%, 8/15/2047	264,000	207,054
CenterPoint Energy Houston Electric LLC
5.20%, 10/1/2028	73,000	75,396
Series ai., 4.45%, 10/1/2032	50,000	49,966
Series K2, 6.95%, 3/15/2033	15,000	17,115
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	158,000	152,110
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	946,000	861,573
DTE Electric Co.
5.20%, 3/1/2034	50,000	52,018
4.30%, 7/1/2044	83,000	72,374
3.75%, 8/15/2047	517,000	404,262
3.95%, 3/1/2049	240,000	193,693
2.95%, 3/1/2050	25,000	16,958

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	38,550
6.45%, 10/15/2032	30,000	33,362
3.70%, 12/1/2047	547,000	423,252
Duke Energy Florida LLC
2.40%, 12/15/2031	300,000	271,319
6.40%, 6/15/2038	2,144,000	2,425,605
6.20%, 11/15/2053	30,000	32,793
Duke Energy Indiana LLC
6.35%, 8/15/2038	10,000	11,172
2.75%, 4/1/2050	30,000	19,049
Duke Energy Progress LLC 4.15%, 12/1/2044	100,000	84,809
Edison International 5.25%, 11/15/2028	1,838,000	1,865,191
Eversource Energy 4.60%, 7/1/2027	10,000	10,056
Exelon Corp. 4.70%, 4/15/2050	1,055,000	917,720
Florida Power & Light Co. 4.80%, 5/15/2033	66,000	67,582
Georgia Power Co.
4.95%, 5/17/2033	673,000	689,318
Series A, 3.25%, 3/15/2051	89,000	61,798
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	58,375
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	144,000	141,476
Nevada Power Co. Series EE, 3.13%, 8/1/2050	1,102,000	735,192
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	404,000	384,111
5.00%, 2/28/2030	30,000	30,996
2.25%, 6/1/2030	95,000	87,422
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	252,000	246,124
Northern States Power Co.
4.50%, 6/1/2052	490,000	424,895
5.10%, 5/15/2053	10,000	9,467
5.40%, 3/15/2054	15,000	14,836
NSTAR Electric Co.
4.85%, 3/1/2030	453,000	465,044
3.95%, 4/1/2030	15,000	14,865
Ohio Power Co. Series R, 2.90%, 10/1/2051	25,000	15,665
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	293,000	308,410
4.15%, 4/1/2047	1,000,000	827,220
Oncor Electric Delivery Co. LLC 4.15%, 6/1/2032	50,000	49,165
Pacific Gas and Electric Co.
2.10%, 8/1/2027	300,000	289,462
3.30%, 12/1/2027	123,000	120,852
3.00%, 6/15/2028	331,000	320,287
2.50%, 2/1/2031	731,000	658,060
5.80%, 5/15/2034	354,000	369,263
3.75%, 8/15/2042 (d)	28,000	21,434
6.75%, 1/15/2053	205,000	222,219

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
PacifiCorp
5.10%, 2/15/2029	468,000	477,095
3.30%, 3/15/2051	17,000	11,005
PECO Energy Co. 4.90%, 6/15/2033	275,000	283,086
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	224,388
Potomac Electric Power Co. 4.15%, 3/15/2043	200,000	171,614
PPL Electric Utilities Corp. 6.25%, 5/15/2039	132,000	147,061
Public Service Co. of Colorado
Series 34, 3.20%, 3/1/2050	454,000	314,233
5.25%, 4/1/2053	116,000	109,494
Public Service Electric and Gas Co. 2.05%, 8/1/2050	500,000	276,022
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	226,612
Southern California Edison Co.
5.30%, 3/1/2028	200,000	203,944
6.65%, 4/1/2029	50,000	52,713
6.00%, 1/15/2034	50,000	52,738
Series 05-E, 5.35%, 7/15/2035	100,000	101,189
4.00%, 4/1/2047	33,000	25,341
Series 20A, 2.95%, 2/1/2051	100,000	62,252
Series H, 3.65%, 6/1/2051	100,000	70,208
Series E, 5.45%, 6/1/2052	69,000	63,375
Southern Co. (The)
Series A, 3.70%, 4/30/2030	417,000	408,101
5.70%, 10/15/2032	30,000	31,935
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	10,000	9,890
Tampa Electric Co. 4.35%, 5/15/2044	50,000	43,150
Union Electric Co.
3.25%, 10/1/2049	260,000	182,640
5.13%, 3/15/2055	82,000	76,992
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	80,000	64,902
Series B, 3.80%, 9/15/2047	1,451,000	1,135,818
2.45%, 12/15/2050	78,000	45,568
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	109,683
Wisconsin Power and Light Co. 1.95%, 9/16/2031	1,001,000	878,655
Xcel Energy, Inc. 4.60%, 6/1/2032	30,000	29,955
		21,792,527
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	141,000	124,400
Emerson Electric Co. 2.75%, 10/15/2050	149,000	97,260
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	51,743
		273,403
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
4.35%, 6/1/2029	15,000	15,176
2.20%, 9/15/2031	50,000	44,824
Arrow Electronics, Inc. 2.95%, 2/15/2032	96,000	86,181

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Avnet, Inc. 3.00%, 5/15/2031	634,000	575,532
Keysight Technologies, Inc. 3.00%, 10/30/2029	40,000	38,243
TD SYNNEX Corp.
2.65%, 8/9/2031	441,000	397,019
5.30%, 10/10/2035	1,040,000	1,040,643
Trimble, Inc. 6.10%, 3/15/2033	137,000	147,801
Tyco Electronics Group SA (Switzerland) 3.13%, 8/15/2027	635,000	628,156
Vontier Corp. 2.95%, 4/1/2031	100,000	91,506
		3,065,081
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	18,000	17,913
Helmerich & Payne, Inc.
2.90%, 9/29/2031	606,000	541,780
5.50%, 12/1/2034	597,000	595,160
		1,154,853
Entertainment — 0.3%
Netflix, Inc.
4.38%, 11/15/2026	245,000	246,120
5.88%, 11/15/2028	99,000	104,425
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	245,000	241,695
7.00%, 3/1/2032	15,000	17,201
3.00%, 7/30/2046	2,250,000	1,586,732
Walt Disney Co. (The)
3.70%, 3/23/2027	462,000	461,331
2.20%, 1/13/2028	29,000	28,091
3.80%, 3/22/2030	143,000	142,027
3.60%, 1/13/2051	1,189,000	900,322
		3,727,944
Financial Services — 0.4%
Apollo Global Management, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (b)	464,000	455,202
Corebridge Financial, Inc. 3.90%, 4/5/2032	71,000	67,544
Equitable Holdings, Inc.
4.35%, 4/20/2028	92,000	92,381
5.00%, 4/20/2048	20,000	18,145
Mastercard, Inc.
3.30%, 3/26/2027	210,000	208,812
4.85%, 3/9/2033	55,000	56,790
4.55%, 1/15/2035	37,000	37,244
National Rural Utilities Cooperative Finance Corp.
5.10%, 5/6/2027	10,000	10,148
4.80%, 3/15/2028	20,000	20,353
ORIX Corp. (Japan)
3.70%, 7/18/2027	15,000	14,909
5.00%, 9/13/2027	20,000	20,332
PayPal Holdings, Inc. 5.05%, 6/1/2052	127,000	118,005

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Shell International Finance BV
6.38%, 12/15/2038	866,000	968,592
3.00%, 11/26/2051	1,093,000	726,482
Synchrony Bank 5.63%, 8/23/2027	350,000	357,078
Visa, Inc.
0.75%, 8/15/2027	970,000	924,554
4.15%, 12/14/2035	668,000	651,170
Voya Financial, Inc. 5.70%, 7/15/2043	102,000	103,043
Western Union Co. (The) 2.75%, 3/15/2031	600,000	542,542
		5,393,326
Food Products — 0.5%
Conagra Brands, Inc. 5.30%, 11/1/2038	247,000	238,685
Hershey Co. (The) 3.38%, 8/15/2046	1,190,000	898,992
JBS USA Holding Lux SARL
3.00%, 2/2/2029	610,000	587,651
3.75%, 12/1/2031	26,000	24,719
Kraft Heinz Foods Co.
4.25%, 3/1/2031	65,000	64,454
4.63%, 10/1/2039	260,000	238,265
6.50%, 2/9/2040	872,000	946,969
McCormick & Co., Inc. 4.20%, 8/15/2047	526,000	434,628
Mondelez International, Inc. 1.88%, 10/15/2032	169,000	145,245
Tyson Foods, Inc.
4.35%, 3/1/2029	155,000	155,481
4.88%, 8/15/2034	1,518,000	1,521,176
5.15%, 8/15/2044	191,000	180,561
Unilever Capital Corp. (United Kingdom)
2.90%, 5/5/2027	433,000	428,126
1.75%, 8/12/2031	233,000	206,050
5.90%, 11/15/2032	322,000	353,600
4.63%, 8/12/2034	126,000	127,638
		6,552,240
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 9/15/2029	12,000	11,410
4.15%, 1/15/2043	71,000	61,219
4.13%, 3/15/2049	300,000	245,267
5.75%, 10/15/2052	100,000	103,555
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	100,000	103,806
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	249,000	254,808
Southern California Gas Co.
Series UU, 4.13%, 6/1/2048	95,000	77,231
Series VV, 4.30%, 1/15/2049	324,000	270,495
		1,127,791
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	22,440

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Canadian National Railway Co. (Canada) 6.13%, 11/1/2053	25,000	27,446
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	310,000	303,150
4.20%, 11/15/2069	414,000	317,114
CSX Corp. 4.30%, 3/1/2048	34,000	28,936
Norfolk Southern Corp.
3.80%, 8/1/2028	231,000	230,171
5.05%, 8/1/2030	100,000	103,890
3.05%, 5/15/2050	19,000	12,784
3.70%, 3/15/2053	379,000	280,596
4.10%, 5/15/2121	796,000	566,711
Ryder System, Inc. 6.30%, 12/1/2028	69,000	73,177
Union Pacific Corp.
3.38%, 2/1/2035	607,000	551,938
2.89%, 4/6/2036	909,000	773,278
3.35%, 8/15/2046	135,000	100,240
2.95%, 3/10/2052	447,000	292,085
3.84%, 3/20/2060	166,000	122,820
4.10%, 9/15/2067	166,000	126,913
		3,933,689
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 1/30/2028	677,000	641,394
1.40%, 6/30/2030	194,000	174,044
6.15%, 11/30/2037	326,000	369,394
Baxter International, Inc.
2.27%, 12/1/2028	364,000	342,641
1.73%, 4/1/2031	1,241,000	1,064,107
3.50%, 8/15/2046	510,000	370,259
Becton Dickinson & Co. 4.30%, 8/22/2032	128,000	126,551
Boston Scientific Corp.
4.00%, 3/1/2028	50,000	50,162
4.55%, 3/1/2039	50,000	48,224
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	281,000	259,547
DH Europe Finance II SARL 3.25%, 11/15/2039	735,000	609,322
		4,055,645
Health Care Providers & Services — 1.1%
Ascension Health Series B, 3.11%, 11/15/2039	225,000	181,126
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	330,000	198,962
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	50,000	48,906
Cencora, Inc. 2.70%, 3/15/2031	852,000	787,949
Centene Corp. 2.63%, 8/1/2031	15,000	12,860
Cigna Group (The) 3.40%, 3/15/2051	275,000	193,563
CommonSpirit Health 4.35%, 11/1/2042	25,000	21,796
CVS Health Corp.
3.00%, 8/15/2026	180,000	178,470
1.30%, 8/21/2027	110,000	104,891

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.30%, 3/25/2028	570,000	571,359
3.25%, 8/15/2029	14,000	13,526
1.75%, 8/21/2030	1,386,000	1,231,921
2.13%, 9/15/2031	411,000	361,708
4.78%, 3/25/2038	30,000	28,544
6.13%, 9/15/2039	168,000	177,292
4.13%, 4/1/2040	555,000	479,380
5.05%, 3/25/2048	246,000	220,994
6.00%, 6/1/2063	149,000	147,067
Elevance Health, Inc.
3.65%, 12/1/2027	93,000	92,360
5.50%, 10/15/2032	1,106,000	1,166,980
5.10%, 1/15/2044	50,000	47,571
4.38%, 12/1/2047	320,000	268,538
HCA, Inc.
3.13%, 3/15/2027	1,119,000	1,104,898
3.50%, 9/1/2030	328,000	316,107
4.63%, 3/15/2052	256,000	213,625
Humana, Inc.
1.35%, 2/3/2027	47,000	45,501
4.80%, 3/15/2047	1,182,000	1,016,732
5.50%, 3/15/2053	35,000	32,381
Kaiser Foundation Hospitals Series 2021, 3.00%, 6/1/2051	119,000	79,884
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	182,568
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/2042	47,000	45,950
4.13%, 7/1/2052	110,000	90,415
Mount Sinai Hospital (The) Series 2019, 3.74%, 7/1/2049	71,000	50,608
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	50,000	43,960
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	185,000	192,223
Quest Diagnostics, Inc. 2.95%, 6/30/2030	37,000	35,086
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	188,634
UnitedHealth Group, Inc.
3.38%, 4/15/2027	20,000	19,854
4.60%, 4/15/2027	235,000	236,927
4.25%, 1/15/2029	362,000	364,725
4.50%, 4/15/2033	548,000	546,003
5.80%, 3/15/2036	351,000	377,319
6.50%, 6/15/2037	271,000	306,200
3.25%, 5/15/2051	2,023,000	1,396,888
3.13%, 5/15/2060	1,292,000	806,164
5.20%, 4/15/2063	25,000	22,987
		14,251,402
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	475,000	482,842
3.55%, 3/15/2052	10,000	6,809

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Healthcare Realty Holdings LP 3.50%, 8/1/2026	59,000	58,661
Healthpeak OP LLC 6.75%, 2/1/2041	28,000	31,147
National Health Investors, Inc. 3.00%, 2/1/2031	110,000	99,917
Sabra Health Care LP 3.20%, 12/1/2031	155,000	141,838
Ventas Realty LP
4.00%, 3/1/2028	70,000	69,825
5.70%, 9/30/2043	46,000	46,216
		937,255
Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc.
3.25%, 2/15/2030	561,000	538,978
2.95%, 3/15/2031	349,000	324,672
Las Vegas Sands Corp. 5.90%, 6/1/2027	22,000	22,406
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	90,000	84,223
McDonald's Corp.
4.60%, 9/9/2032	200,000	204,679
4.70%, 12/9/2035	388,000	388,656
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	220,000	222,379
Sands China Ltd. (Macau) 2.85%, 3/8/2029 (d)	1,090,000	1,028,215
Starbucks Corp.
2.00%, 3/12/2027	62,000	60,447
2.55%, 11/15/2030	84,000	77,760
3.00%, 2/14/2032	843,000	779,909
		3,732,324
Household Durables — 0.0% ^
Leggett & Platt, Inc.
4.40%, 3/15/2029	79,000	77,673
3.50%, 11/15/2051	100,000	64,959
NVR, Inc. 3.00%, 5/15/2030	282,000	268,393
Sekisui House US, Inc. 3.97%, 8/6/2061	100,000	68,549
		479,574
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	260,000	277,540
Clorox Co. (The) 4.40%, 5/1/2029	219,000	221,421
Kimberly-Clark Corp. 3.20%, 7/30/2046	90,000	65,615
Procter & Gamble Co. (The)
3.95%, 1/26/2028	617,000	621,120
4.35%, 1/29/2029	63,000	64,255
2.30%, 2/1/2032	235,000	215,739
		1,465,690
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	314,000	336,564
Oglethorpe Power Corp. 5.38%, 11/1/2040	72,000	71,866
		408,430

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial Conglomerates — 0.2%
3M Co.
2.38%, 8/26/2029	141,000	132,859
3.13%, 9/19/2046	1,410,000	997,964
4.00%, 9/14/2048	15,000	12,223
3.25%, 8/26/2049	45,000	31,582
Honeywell International, Inc.
1.95%, 6/1/2030	330,000	301,538
5.00%, 2/15/2033	536,000	555,853
		2,032,019
Industrial REITs — 0.0% ^
Prologis LP
4.38%, 2/1/2029	18,000	18,176
1.75%, 7/1/2030	291,000	262,070
5.00%, 3/15/2034	145,000	148,436
		428,682
Insurance — 0.7%
Alleghany Corp. 3.25%, 8/15/2051	10,000	6,910
Allstate Corp. (The)
3.28%, 12/15/2026	386,000	383,412
4.50%, 6/15/2043	55,000	48,981
American International Group, Inc. 3.88%, 1/15/2035	104,000	97,967
Aon Corp. 3.90%, 2/28/2052	15,000	11,378
Aon Global Ltd. 4.60%, 6/14/2044	385,000	340,963
Aon North America, Inc. 5.75%, 3/1/2054	25,000	25,296
Athene Holding Ltd.
3.50%, 1/15/2031	242,000	229,268
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (b)	175,000	170,623
AXA SA (France) 8.60%, 12/15/2030	110,000	130,188
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	230,000	221,837
Berkshire Hathaway Finance Corp. 2.50%, 1/15/2051	500,000	306,698
Brighthouse Financial, Inc. 3.85%, 12/22/2051	150,000	93,490
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	253,978
Chubb INA Holdings LLC 3.05%, 12/15/2061	358,000	224,954
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,758
5.50%, 6/15/2033	26,000	27,044
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044	31,000	27,999
3.50%, 10/15/2050	15,000	10,582
3.13%, 10/15/2052	37,000	23,695
Lincoln National Corp. 3.05%, 1/15/2030	934,000	891,158
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	311,000	314,600
2.25%, 11/15/2030	1,525,000	1,392,967
4.20%, 3/1/2048	40,000	33,536

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
MetLife, Inc.
6.38%, 6/15/2034	740,000	832,529
5.70%, 6/15/2035	697,000	747,449
10.75%, 8/1/2039	30,000	39,944
4.60%, 5/13/2046	298,000	269,787
Nationwide Financial Services, Inc. 6.75%, 5/15/2037	130,000	130,175
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	44,114
Prudential Financial, Inc.
4.60%, 5/15/2044	31,000	27,840
3.91%, 12/7/2047	20,000	16,014
3.94%, 12/7/2049	770,000	608,289
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	32,000	33,685
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (b)	124,000	127,603
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	305,000	298,905
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	185,000	152,603
3.05%, 6/8/2051	21,000	14,162
		8,635,381
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	856,000	817,109
2.25%, 8/15/2060	1,401,000	748,304
Meta Platforms, Inc.
4.80%, 5/15/2030	198,000	204,501
4.45%, 8/15/2052	307,000	258,534
Weibo Corp. (China) 3.38%, 7/8/2030	346,000	329,492
		2,357,940
IT Services — 0.1%
DXC Technology Co. 2.38%, 9/15/2028	134,000	125,929
International Business Machines Corp. 5.88%, 11/29/2032	1,382,000	1,504,488
		1,630,417
Leisure Products — 0.1%
Brunswick Corp. 4.40%, 9/15/2032	404,000	386,127
Hasbro, Inc. 3.90%, 11/19/2029	40,000	39,299
Mattel, Inc. 5.45%, 11/1/2041	410,000	392,195
		817,621
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.60%, 10/1/2050	10,000	6,240
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	1,636,000	1,542,060
5.40%, 8/10/2043	138,000	140,512
		1,688,812
Machinery — 0.2%
Caterpillar, Inc.
4.30%, 5/15/2044	60,000	53,429

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
4.75%, 5/15/2064	876,000	787,496
Cummins, Inc. 2.60%, 9/1/2050	674,000	417,688
Illinois Tool Works, Inc. 4.88%, 9/15/2041	233,000	228,240
Parker-Hannifin Corp. 4.25%, 9/15/2027	422,000	424,892
Snap-on, Inc. 3.10%, 5/1/2050	216,000	150,287
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	300,000	298,117
		2,360,149
Media — 0.5%
Charter Communications Operating LLC
2.25%, 1/15/2029	31,000	28,848
2.80%, 4/1/2031	170,000	152,633
5.38%, 4/1/2038	255,000	236,728
6.48%, 10/23/2045	324,000	311,005
3.85%, 4/1/2061	611,000	373,409
3.95%, 6/30/2062	243,000	149,339
5.50%, 4/1/2063	774,000	622,906
Comcast Corp.
2.35%, 1/15/2027	220,000	216,154
3.30%, 2/1/2027	135,000	133,924
3.55%, 5/1/2028	323,000	320,137
2.65%, 2/1/2030	25,000	23,562
4.80%, 5/15/2033	541,000	547,688
3.25%, 11/1/2039	735,000	584,151
2.80%, 1/15/2051	350,000	208,861
2.45%, 8/15/2052	456,000	247,961
4.05%, 11/1/2052	50,000	37,452
Fox Corp. 4.71%, 1/25/2029	885,000	898,105
Paramount Global
4.20%, 5/19/2032	431,000	401,573
5.25%, 4/1/2044	476,000	386,470
Time Warner Cable LLC 4.50%, 9/15/2042	195,000	151,826
		6,032,732
Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	86,000	89,511
4.25%, 7/16/2029	40,000	40,112
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	50,000	49,766
4.63%, 8/1/2030	50,000	50,254
5.40%, 11/14/2034	272,000	282,604
5.45%, 3/15/2043	589,000	572,804
Newmont Corp. 2.60%, 7/15/2032	25,000	22,780
Nucor Corp. 4.40%, 5/1/2048	50,000	43,387
Rio Tinto Alcan, Inc. (Canada) 7.25%, 3/15/2031	191,000	218,932
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	18,000	18,589

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
4.75%, 3/22/2042	254,000	240,171
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	82,000	73,692
		1,702,602
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	1,822,000	1,728,576
Avista Corp. 4.00%, 4/1/2052	27,000	21,142
Berkshire Hathaway Energy Co.
1.65%, 5/15/2031	229,000	199,953
3.80%, 7/15/2048	781,000	599,674
2.85%, 5/15/2051	576,000	365,271
Black Hills Corp. 5.95%, 3/15/2028	496,000	514,119
CenterPoint Energy, Inc. 2.95%, 3/1/2030	27,000	25,608
CMS Energy Corp. 4.88%, 3/1/2044	18,000	16,231
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	1,200,000	856,019
Consumers Energy Co.
3.25%, 8/15/2046	927,000	685,096
3.75%, 2/15/2050	50,000	38,632
3.10%, 8/15/2050	129,000	88,314
DTE Energy Co. 2.95%, 3/1/2030	85,000	80,799
NiSource, Inc.
5.40%, 6/30/2033	50,000	51,968
5.25%, 2/15/2043	224,000	216,809
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	309,893	288,596
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,000	13,291
Puget Sound Energy, Inc. 5.80%, 3/15/2040	56,000	58,728
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	240,000	220,683
4.50%, 8/15/2040	45,000	41,535
3.70%, 3/15/2052	50,000	36,686
Sempra
5.50%, 8/1/2033	30,000	31,494
3.80%, 2/1/2038	701,000	606,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (b)	9,000	8,773
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.40%, 10/1/2054 (b)	78,000	79,473
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (b)	156,000	157,979
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	928,000	957,141
4.95%, 9/15/2034	130,000	131,033
		8,120,188
Office REITs — 0.2%
Boston Properties LP
2.90%, 3/15/2030	90,000	84,382
3.25%, 1/30/2031	893,000	837,170
2.55%, 4/1/2032	560,000	488,403
COPT Defense Properties LP 2.00%, 1/15/2029	166,000	154,778
Kilroy Realty LP 2.50%, 11/15/2032	496,000	415,846
		1,980,579

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 1.4%
APA Corp.
5.35%, 7/1/2049	448,000	378,441
6.75%, 2/15/2055	303,000	306,196
BP Capital Markets America, Inc.
3.12%, 5/4/2026	100,000	100,000
2.72%, 1/12/2032	1,108,000	1,013,031
4.81%, 2/13/2033	50,000	50,896
3.00%, 2/24/2050	605,000	403,651
BP Capital Markets plc 3.28%, 9/19/2027	30,000	29,713
Burlington Resources LLC 5.95%, 10/15/2036	170,000	185,060
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	202,000	216,830
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	228,000	203,117
5.25%, 6/15/2037	342,000	334,164
Chevron USA, Inc. 1.02%, 8/12/2027	258,000	246,597
ConocoPhillips Co. 4.30%, 11/15/2044	152,000	131,097
Devon Energy Corp. 7.95%, 4/15/2032	30,000	34,928
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	35,539
4.40%, 3/24/2051	215,000	175,028
6.25%, 3/15/2053	346,000	355,541
5.75%, 4/18/2054	89,000	85,827
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	405,000	402,513
2.50%, 8/1/2033	988,000	849,115
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.20%, 6/27/2054 (b)	333,000	356,579
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.12%), 7.38%, 3/15/2055 (b)	384,000	408,417
Energy Transfer LP
4.95%, 6/15/2028	337,000	342,846
5.25%, 4/15/2029	1,000,000	1,028,836
5.75%, 2/15/2033	64,000	67,513
4.90%, 3/15/2035	219,000	214,949
5.35%, 5/15/2045	296,000	271,491
5.40%, 10/1/2047	26,000	23,666
6.25%, 4/15/2049	540,000	543,491
5.00%, 5/15/2050	358,000	304,501
5.95%, 5/15/2054	75,000	72,347
Enterprise Products Operating LLC
3.13%, 7/31/2029	629,000	610,184
4.95%, 2/15/2035	360,000	366,292
4.45%, 2/15/2043	435,000	389,107
5.10%, 2/15/2045	20,000	19,142
4.25%, 2/15/2048	72,000	60,212
4.80%, 2/1/2049	29,000	26,083
3.70%, 1/31/2051	10,000	7,458
3.30%, 2/15/2053	60,000	41,076
3.95%, 1/31/2060	90,000	67,232
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	209,000	208,630

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp. 7.00%, 2/1/2030 (d)	167,000	181,540
Equinor ASA (Norway) 3.25%, 11/18/2049	304,000	218,795
Expand Energy Corp. 5.70%, 1/15/2035	150,000	155,888
Exxon Mobil Corp.
3.29%, 3/19/2027	230,000	228,719
3.48%, 3/19/2030	100,000	98,130
4.11%, 3/1/2046	577,000	491,694
3.45%, 4/15/2051	129,000	94,812
Kinder Morgan, Inc.
1.75%, 11/15/2026	36,000	35,251
4.80%, 2/1/2033	2,221,000	2,238,577
5.55%, 6/1/2045	217,000	211,865
Marathon Petroleum Corp. 4.75%, 9/15/2044	50,000	43,434
MPLX LP 5.20%, 3/1/2047	214,000	192,489
Occidental Petroleum Corp. 5.20%, 8/1/2029	323,000	330,920
ONEOK Partners LP 6.65%, 10/1/2036	117,000	128,342
ONEOK, Inc.
4.55%, 7/15/2028	150,000	151,295
3.40%, 9/1/2029	552,000	533,645
6.63%, 9/1/2053	75,000	79,348
5.70%, 11/1/2054	28,000	26,413
Ovintiv, Inc.
5.65%, 5/15/2028	278,000	286,331
6.25%, 7/15/2033	28,000	29,677
Phillips 66
2.15%, 12/15/2030	269,000	241,672
4.88%, 11/15/2044	88,000	78,207
Phillips 66 Co.
3.75%, 3/1/2028	499,000	495,682
5.65%, 6/15/2054	30,000	28,651
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	164,000	164,310
Shell Finance US, Inc. 2.38%, 11/7/2029	347,000	327,455
TC PipeLines LP 3.90%, 5/25/2027	20,000	19,918
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	50,000	36,396
3.39%, 6/29/2060	100,000	66,630
TotalEnergies Capital SA (France) 4.72%, 9/10/2034	107,000	108,636
TransCanada PipeLines Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 7.00%, 6/1/2065 (b)	130,000	133,136
Valero Energy Corp.
2.80%, 12/1/2031	295,000	270,276
4.00%, 6/1/2052	30,000	22,414
Williams Cos., Inc. (The)
3.75%, 6/15/2027	87,000	86,454
5.65%, 3/15/2033	75,000	79,243
		18,883,581
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	374,937

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — 0.0% ^
Southwest Airlines Co. 5.13%, 6/15/2027	103,000	104,119
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
1.95%, 3/15/2031	120,000	107,112
4.65%, 5/15/2033	100,000	100,785
Kenvue, Inc. 4.90%, 3/22/2033	437,000	448,080
		655,977
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	2,300,000	2,189,660
Bristol-Myers Squibb Co.
5.50%, 2/22/2044	250,000	254,701
4.50%, 3/1/2044	80,000	71,872
4.25%, 10/26/2049	1,019,000	854,308
2.55%, 11/13/2050	476,000	288,794
5.55%, 2/22/2054	500,000	504,255
3.90%, 3/15/2062	41,000	30,357
Johnson & Johnson 3.40%, 1/15/2038	12,000	10,675
Merck & Co., Inc.
3.40%, 3/7/2029	678,000	667,344
3.60%, 9/15/2042	108,000	88,666
3.70%, 2/10/2045	263,000	213,293
2.90%, 12/10/2061	279,000	167,540
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	75,000	76,491
Pfizer, Inc.
3.60%, 9/15/2028	491,000	490,237
3.45%, 3/15/2029	1,181,000	1,168,097
4.00%, 12/15/2036	308,000	291,793
Pharmacia LLC 6.60%, 12/1/2028 (d)	350,000	376,180
Royalty Pharma plc 1.75%, 9/2/2027	383,000	367,790
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200,000	183,117
Viatris, Inc. 2.30%, 6/22/2027	506,000	488,548
Wyeth LLC 5.95%, 4/1/2037	417,000	454,766
Zoetis, Inc. 4.70%, 2/1/2043	15,000	13,928
		9,252,412
Professional Services — 0.1%
Concentrix Corp. 6.60%, 8/2/2028	190,000	196,071
Equifax, Inc. 2.35%, 9/15/2031	140,000	124,758
TR Finance LLC (Canada) 3.35%, 5/15/2026	295,000	293,385
Verisk Analytics, Inc. 5.25%, 3/15/2035	135,000	138,110
		752,324
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	24,000	24,456
AvalonBay Communities, Inc.
2.95%, 5/11/2026	11,000	10,946
1.90%, 12/1/2028	990,000	933,156
2.30%, 3/1/2030	122,000	113,219

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — continued
Essential Properties LP 5.40%, 12/1/2035	460,000	462,392
Sun Communities Operating LP
2.70%, 7/15/2031	398,000	363,290
4.20%, 4/15/2032	30,000	29,320
UDR, Inc. 3.10%, 11/1/2034	1,035,000	904,341
		2,841,120
Retail REITs — 0.1%
Kimco Realty OP LLC 4.60%, 2/1/2033	289,000	289,561
NNN REIT, Inc. 4.80%, 10/15/2048	230,000	204,970
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	190,000	170,823
Realty Income Corp.
3.40%, 1/15/2030	37,000	36,015
3.25%, 1/15/2031	268,000	255,402
		956,771
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	267,000	262,830
Analog Devices, Inc. 2.95%, 10/1/2051	58,000	38,364
Broadcom, Inc.
4.11%, 9/15/2028	130,000	130,517
2.60%, 2/15/2033	203,000	180,593
3.14%, 11/15/2035 (f)	200,000	175,165
4.93%, 5/15/2037 (f)	1,291,000	1,295,952
Intel Corp.
2.45%, 11/15/2029	378,000	353,207
2.00%, 8/12/2031	819,000	721,149
4.60%, 3/25/2040	84,000	76,177
4.25%, 12/15/2042	1,244,000	1,028,410
3.10%, 2/15/2060	681,000	398,986
KLA Corp. 5.25%, 7/15/2062	662,000	632,483
Lam Research Corp. 3.13%, 6/15/2060	50,000	32,033
NXP BV (Netherlands)
4.30%, 6/18/2029	16,000	16,022
2.65%, 2/15/2032	102,000	91,313
5.25%, 8/19/2035	122,000	124,057
QUALCOMM, Inc.
1.65%, 5/20/2032	361,000	309,638
4.65%, 5/20/2035	48,000	48,492
Texas Instruments, Inc.
2.90%, 11/3/2027	532,000	525,199
4.10%, 8/16/2052	255,000	208,236
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	540,000	529,450
		7,178,273
Software — 0.6%
Adobe, Inc. 2.15%, 2/1/2027	35,000	34,373
Microsoft Corp.
3.50%, 2/12/2035	700,000	667,208

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.00%, 2/12/2055	291,000	239,040
Oracle Corp.
5.20%, 9/26/2035	1,930,000	1,891,680
3.60%, 4/1/2050	971,000	642,595
3.95%, 3/25/2051	1,982,000	1,379,907
5.50%, 9/27/2064	219,000	185,218
Roper Technologies, Inc. 1.40%, 9/15/2027	407,000	388,749
Salesforce, Inc. 1.95%, 7/15/2031	2,237,000	1,999,127
VMware LLC
1.80%, 8/15/2028	399,000	376,624
2.20%, 8/15/2031	125,000	111,380
Workday, Inc. 3.70%, 4/1/2029	265,000	261,651
		8,177,552
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	250,000	244,822
3.55%, 7/15/2027	33,000	32,706
2.10%, 6/15/2030	790,000	717,899
Crown Castle, Inc.
3.80%, 2/15/2028	94,000	93,028
2.25%, 1/15/2031	324,000	290,047
3.25%, 1/15/2051	179,000	119,978
Equinix, Inc. 1.80%, 7/15/2027	266,000	256,400
Extra Space Storage LP 5.40%, 6/15/2035	700,000	720,598
Public Storage Operating Co. 5.10%, 8/1/2033	152,000	158,529
		2,634,007
Specialty Retail — 0.3%
AutoZone, Inc. 4.00%, 4/15/2030	334,000	331,313
Home Depot, Inc. (The)
2.13%, 9/15/2026	837,000	826,157
2.80%, 9/14/2027	1,226,000	1,205,614
1.50%, 9/15/2028	82,000	77,115
3.13%, 12/15/2049	142,000	98,692
3.50%, 9/15/2056	866,000	617,442
Lowe's Cos., Inc.
5.15%, 7/1/2033	747,000	773,959
5.00%, 4/15/2040	100,000	97,836
3.00%, 10/15/2050	160,000	103,389
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	357,000	353,842
		4,485,359
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.90%, 9/12/2027	50,000	49,353
1.20%, 2/8/2028	700,000	663,835
2.20%, 9/11/2029	406,000	383,684
4.30%, 5/10/2033	31,000	31,599

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
4.38%, 5/13/2045	1,379,000	1,252,498
3.75%, 11/13/2047	20,000	16,198
Dell International LLC 3.38%, 12/15/2041	126,000	97,050
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	27,000	26,772
		2,520,989
Textiles, Apparel & Luxury Goods — 0.0% ^
NIKE, Inc. 2.38%, 11/1/2026	220,000	217,174
Tobacco — 0.2%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	644,617
BAT Capital Corp. (United Kingdom)
6.42%, 8/2/2033	181,000	200,345
4.39%, 8/15/2037	1,391,000	1,287,419
7.08%, 8/2/2043	345,000	390,367
Philip Morris International, Inc.
3.38%, 8/15/2029	283,000	276,075
4.90%, 11/1/2034	23,000	23,293
3.88%, 8/21/2042	250,000	208,604
4.88%, 11/15/2043	111,000	103,810
		3,134,530
Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.75%, 6/1/2026	213,000	212,418
GATX Corp. 4.90%, 3/15/2033	601,000	604,740
WW Grainger, Inc. 4.20%, 5/15/2047	154,000	131,143
		948,301
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	404,000	396,559
4.45%, 6/1/2032	113,000	113,533
4.30%, 12/1/2042	162,000	142,369
4.00%, 12/1/2046	135,000	110,879
3.75%, 9/1/2047	49,000	38,255
4.15%, 6/1/2049	30,000	24,604
3.45%, 5/1/2050	111,000	80,634
Essential Utilities, Inc. 5.38%, 1/15/2034	40,000	41,548
		948,381
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	296,449
T-Mobile USA, Inc.
1.50%, 2/15/2026	25,000	24,844
2.40%, 3/15/2029	356,000	337,165
4.95%, 11/15/2035	790,000	793,787

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
4.38%, 4/15/2040	1,583,000	1,440,311
3.00%, 2/15/2041	1,275,000	960,238
		3,852,794
Total Corporate Bonds (Cost $309,864,535)		313,303,804
Foreign Government Securities — 1.7%
Canada Government Bond
3.75%, 4/26/2028	240,000	241,305
4.63%, 4/30/2029	200,000	206,823
Export Development Canada
4.38%, 6/29/2026	150,000	150,431
3.88%, 2/14/2028	515,000	518,476
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	434,719
3.88%, 5/6/2051	80,000	59,999
Japan Bank for International Cooperation
2.75%, 1/21/2026	1,000	998
2.25%, 11/4/2026	760,000	749,075
2.75%, 11/16/2027	60,000	58,900
1.88%, 4/15/2031	65,000	58,787
Japan International Cooperation Agency
2.75%, 4/27/2027	65,000	64,044
3.38%, 6/12/2028	876,000	868,115
Oriental Republic of Uruguay
4.38%, 10/27/2027	254,000	254,575
5.25%, 9/10/2060	750,000	713,259
Province of Alberta
3.30%, 3/15/2028	956,000	948,888
4.50%, 6/26/2029	70,000	71,879
Province of British Columbia
0.90%, 7/20/2026	610,000	598,563
4.20%, 7/6/2033	659,000	661,496
4.75%, 6/12/2034	324,000	335,369
Province of Ontario
3.10%, 5/19/2027	456,000	452,224
1.05%, 5/21/2027	47,000	45,239
3.70%, 9/17/2029	400,000	400,023
2.00%, 10/2/2029	367,000	344,813
1.13%, 10/7/2030	30,000	26,501
Province of Quebec 2.75%, 4/12/2027	262,000	258,663
Republic of Chile
2.45%, 1/31/2031	798,000	729,824
4.95%, 1/5/2036	990,000	1,003,047
3.25%, 9/21/2071	603,000	386,081
Republic of Indonesia
4.55%, 1/11/2028	900,000	906,944
5.65%, 1/11/2053	55,000	56,291

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Panama
3.16%, 1/23/2030	200,000	186,241
4.30%, 4/29/2053	393,000	290,287
Republic of Peru
2.78%, 12/1/2060	521,000	293,011
3.23%, 7/28/2121	474,000	267,320
Republic of Philippines
5.17%, 10/13/2027	90,000	91,847
9.50%, 2/2/2030	225,000	270,564
5.00%, 7/17/2033	493,000	506,176
4.75%, 3/5/2035	1,030,000	1,034,425
2.95%, 5/5/2045	425,000	302,115
2.65%, 12/10/2045	692,000	463,788
Republic of Poland
5.75%, 11/16/2032	18,000	19,380
5.38%, 2/12/2035	193,000	201,540
State of Israel Government Bond
5.38%, 3/12/2029	1,275,000	1,312,980
3.38%, 1/15/2050	313,000	213,540
Svensk Exportkredit AB
2.25%, 3/22/2027	214,000	210,000
4.13%, 6/14/2028	809,000	818,901
4.88%, 10/4/2030	362,000	380,014
United Mexican States
5.00%, 5/7/2029	200,000	203,391
3.25%, 4/16/2030	723,000	683,787
2.66%, 5/24/2031	598,000	533,740
3.50%, 2/12/2034	200,000	173,519
6.75%, 9/27/2034	71,000	77,399
6.35%, 2/9/2035	500,000	526,949
6.05%, 1/11/2040	260,000	260,215
4.28%, 8/14/2041	752,000	609,114
4.75%, 3/8/2044	10,000	8,320
4.60%, 1/23/2046	400,000	319,455
5.00%, 4/27/2051	300,000	245,086
6.34%, 5/4/2053	338,000	327,778
Total Foreign Government Securities (Cost $22,008,259)		22,436,233
Commercial Mortgage-Backed Securities — 1.3%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	6,017	5,985
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	59,508
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	56,849
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	134,755
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,791
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	95,027
Series 2018-BN13, Class C, 4.71%, 8/15/2061 (e)	500,000	440,464
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	247,045
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	459,992

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	450,228
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,834
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	39,957
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (e)	50,000	49,426
Series 2018-B2, Class B, 4.43%, 2/15/2051 (e)	20,000	18,451
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	109,650
Series 2018-B6, Class A2, 4.20%, 10/10/2051	28,306	28,162
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	39,554
Series 2019-B11, Class A2, 3.41%, 5/15/2052	2,053	1,990
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	539,892
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	69,527
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	7,326	7,270
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (e)	30,000	29,397
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	380,580	377,995
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,632
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	3,564	3,552
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class C, 4.11%, 4/10/2048 (e)	40,000	35,817
Commercial Mortgage Trust Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (e)	14,729	14,528
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	20,016
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,788
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K735, Class A2, 2.86%, 5/25/2026	38,335	38,086
Series K057, Class A2, 2.57%, 7/25/2026	57,677	57,165
Series K063, Class A1, 3.05%, 8/25/2026	7,075	7,032
Series K072, Class A2, 3.44%, 12/25/2027	400,000	396,886
Series K084, Class A2, 3.78%, 10/25/2028 (e)	500,000	499,452
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	990,405
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,910,407
Series K096, Class A2, 2.52%, 7/25/2029	295,000	282,266
Series K100, Class A2, 2.67%, 9/25/2029	400,000	383,388
Series K102, Class A2, 2.54%, 10/25/2029	400,000	381,387
Series K113, Class A2, 1.34%, 6/25/2030	700,000	627,727
Series K158, Class A1, 3.90%, 7/25/2030	923,615	924,473
Series K123, Class A2, 1.62%, 12/25/2030	500,000	447,934
Series K125, Class A2, 1.85%, 1/25/2031	10,000	9,033
Series K127, Class A2, 2.11%, 1/25/2031	600,000	548,811
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	71,454
Series K157, Class A2, 3.99%, 5/25/2033 (e)	250,000	250,129
Series K156, Class A3, 3.70%, 6/25/2033 (e)	91,000	88,185
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	137,169
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (e)	251,781	248,933
Series 2017-M14, Class A2, 2.90%, 11/25/2027 (e)	7,277	7,139
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	38,625	38,244
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	409,476	407,154
Series 2019-M1, Class A2, 3.68%, 9/25/2028 (e)	60,139	59,777

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-M22, Class A2, 2.52%, 8/25/2029	567,293	542,498
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (e)	140,882	137,277
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (e)	200,000	198,451
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.07%, 7/15/2045 (e)	8,980	8,669
Series 2015-C29, Class B, 4.12%, 5/15/2048 (e)	16,752	16,700
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	597,352
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (e)	20,000	17,894
Series 2017-C5, Class B, 4.01%, 3/15/2050 (e)	20,000	16,481
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	39,518
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	444,142
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	292,270
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	498,320	492,061
Series 2017-H1, Class C, 4.28%, 6/15/2050 (e)	25,000	23,859
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	49,631
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	95,661
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	692,731
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	12,684	12,594
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (e)	70,000	67,906
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (e)	50,000	49,114
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	493,346
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,929	35,610
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	119,470
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,406
Total Commercial Mortgage-Backed Securities (Cost $17,166,835)		16,689,359
Supranational — 1.2%
African Development Bank (Supranational) 4.63%, 1/4/2027	86,000	86,853
African Export-Import Bank (The) (Supranational)
4.00%, 3/18/2030	105,000	106,528
4.50%, 6/12/2035	252,000	260,381
Asian Development Bank (Supranational)
2.00%, 4/24/2026	13,000	12,903
2.63%, 1/12/2027	25,000	24,719
4.13%, 1/12/2027	45,000	45,225
4.38%, 1/14/2028	50,000	50,876
1.25%, 6/9/2028	528,000	499,193
3.13%, 4/27/2032	64,000	61,493
4.00%, 1/12/2033	50,000	50,399
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	28,000	28,255
4.50%, 5/21/2035	926,000	960,548

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
Corp. Andina de Fomento (Supranational) 6.00%, 4/26/2027	862,000	886,597
Council of Europe Development Bank (Supranational) 0.88%, 9/22/2026	445,000	434,841
European Investment Bank (Supranational)
2.13%, 4/13/2026	11,000	10,933
2.38%, 5/24/2027	500,000	491,329
3.88%, 3/15/2028	35,000	35,272
3.75%, 11/15/2029	542,000	545,196
3.63%, 7/15/2030	535,000	534,720
0.75%, 9/23/2030	1,395,000	1,219,097
4.38%, 10/10/2031	800,000	827,080
3.75%, 2/14/2033	631,000	627,047
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	715,000	720,709
4.00%, 1/12/2028	312,000	314,909
4.50%, 9/13/2033	200,000	207,744
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,649,000	1,665,796
International Bank for Reconstruction & Development (Supranational)
1.38%, 4/20/2028	267,000	253,958
1.13%, 9/13/2028	2,190,000	2,051,246
1.75%, 10/23/2029	341,000	318,288
3.88%, 2/14/2030	971,000	980,552
0.88%, 5/14/2030	189,000	167,778
1.25%, 2/10/2031	355,000	314,298
1.63%, 11/3/2031	776,000	688,463
3.88%, 8/28/2034	12,000	11,907
International Finance Corp. (Supranational) 2.13%, 4/7/2026	5,000	4,969
Total Supranational (Cost $15,269,111)		15,500,102
U.S. Government Agency Securities — 0.6%
FFCB Funding Corp.
0.84%, 2/2/2028	50,000	46,953
1.12%, 9/1/2028	35,000	32,628
1.23%, 9/10/2029	35,000	31,933
1.68%, 4/29/2030	55,000	50,201
1.23%, 7/29/2030	194,000	172,770
1.15%, 8/12/2030	93,000	82,285
1.24%, 9/3/2030	129,000	114,433
1.32%, 9/9/2030	373,000	331,902
1.24%, 12/23/2030	120,000	105,600
1.38%, 1/14/2031	135,000	119,288
1.30%, 2/3/2031	125,000	109,823
2.23%, 3/12/2035	12,000	9,969
1.69%, 8/20/2035	11,000	8,598
FHLB
4.75%, 4/9/2027	1,175,000	1,192,683

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
3.25%, 6/9/2028	40,000	39,751
FHLMC
0.90%, 10/13/2027	65,000	61,680
4.24%, 12/14/2029 (g)	1,494,000	1,287,920
6.75%, 3/15/2031	80,000	91,726
FNMA 6.25%, 5/15/2029	1,029,000	1,118,763
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	436,000	472,718
Tennessee Valley Authority
4.70%, 7/15/2033	1,315,000	1,369,143
4.88%, 5/15/2035	550,000	575,378
5.25%, 2/1/2055	169,000	171,651
5.38%, 4/1/2056	10,000	10,308
Total U.S. Government Agency Securities (Cost $7,559,553)		7,608,104
Municipal Bonds — 0.4% (h)
Arizona — 0.1%
City of Tucson, Taxable Series 2021A, COP, A.G., 2.86%, 7/1/2047	865,000	623,346
California — 0.2%
Bay Area Toll Authority, Toll Bridge Series 2010S-1, Rev., 6.92%, 4/1/2040	20,000	23,018
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	930,000	605,580
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	166,515
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	382,797
Regents of the University of California, Medical Center Pooled Series 2010H, Rev., 6.55%, 5/15/2048	40,000	43,474
State of California, Various Purpose
GO, 7.50%, 4/1/2034	135,000	158,929
GO, 7.55%, 4/1/2039	1,400,000	1,718,269
Total California		3,098,582
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	81,025
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	135,692
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,345
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.72%, 12/1/2038	55,000	58,288
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	54,235
State of Illinois, GO, 5.10%, 6/1/2033	357,745	366,670
Total Illinois		501,538
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	36,620
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	302,520
Total New Jersey		339,140
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	109,631

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	29,925
Texas — 0.0% ^
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	70,784
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	276,149
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	44,217
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	112,477	117,369
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	120,000	97,002
Total Texas		605,521
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,070,000	638,011
Total Municipal Bonds (Cost $7,191,033)		6,162,411
Asset-Backed Securities — 0.4%
American Express Credit Account Master Trust Series 2023-3, Class A, 5.23%, 9/15/2028	1,150,000	1,161,836
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A, Class A, 4.77%, 2/20/2029 (f)	1,100,000	1,111,473
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	394,776
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	320,676	318,490
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	100,290
Federal Express Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	7,326	6,410
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	601,388
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A4, 4.69%, 11/20/2030 (f)	650,000	660,305
SBNA Auto Lease Trust Series 2025-A, Class A4, 4.87%, 7/20/2029 (f)	670,000	676,650
United Airlines Pass-Through Trust Series 2018-1, Class AA, 3.50%, 3/1/2030	37,735	36,397
Total Asset-Backed Securities (Cost $5,059,426)		5,068,015
	SHARES
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (i) (j) (Cost $32,808,462)	32,808,462	32,808,462
Total Investments — 101.7% (Cost $1,344,738,414)		1,331,955,741
Liabilities in Excess of Other Assets — (1.7)%		(22,295,408)
NET ASSETS — 100.0%		1,309,660,333

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $536,043 or 0.04% of the Fund’s
net assets as of November 30, 2025.

(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	The rate shown is the effective yield as of November 30, 2025.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2025.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,068,015	$—	$5,068,015
Commercial Mortgage-Backed Securities	—	16,689,359	—	16,689,359
Corporate Bonds	—	313,303,804	—	313,303,804
Foreign Government Securities	—	22,436,233	—	22,436,233
Mortgage-Backed Securities	—	314,043,714	—	314,043,714
Municipal Bonds	—	6,162,411	—	6,162,411

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$15,500,102	$—	$15,500,102
U.S. Government Agency Securities	—	7,608,104	—	7,608,104
U.S. Treasury Obligations	—	598,335,537	—	598,335,537
Short-Term Investments
Investment Companies	32,808,462	—	—	32,808,462
Total Investments in Securities	$32,808,462	$1,299,147,279	$—	$1,331,955,741
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	$2,350,866	$11,381,283	$13,732,149	$—	$—	$—	—	$38,165	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	55,052,585	214,410,369	236,654,492	—	—	32,808,462	32,808,462	1,511,135	—
Total	$57,403,451	$225,791,652	$250,386,641	$—	$—	$32,808,462		$1,549,300	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.